'33 Act File No. 033-42180
'40 Act File No. 811-05311

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 36	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 61	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐            Immediately upon filing pursuant to paragraph (b)
☑            On May 1, 2010 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On [Date] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America ® FPVUL

Financial Horizons Life Insurance FPVUL

Individual Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The date of this prospectus is May 1, 2010

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
You should read your policy along with this prospectus.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents	Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance and the Policy	4
In Summary: Fee Tables	5
The Policy	9
Policy Owner
The Beneficiaries
To Purchase
Coverage
Coverage Effective Date
Temporary Insurance Coverage
Right To Cancel (Examination Right)
To Change Coverage
Sub-Account Transfers
Fixed Account Transfers
Modes to Make a Transfer
To Exchange
To Terminate (Surrender)
To Assign
Proceeds Upon Maturity
Reminders, Reports and Illustrations
Errors or Misstatements
Incontestability
If We Modify the Policy
Riders	15
Accidental Death Benefit Rider
Base Insured Term Rider
Change of Insured Rider
Children's Insurance Rider
Guaranteed Minimum Death Benefit Rider
Spouse Life Insurance Rider
Waiver of Monthly Deductions Rider
Premium	16
Initial Premium
Subsequent Premiums
Charges	17
Sales Load
Premium Taxes
Surrender Charges
Partial Surrender Fee
Short-Term Trading Fees
Cost of Insurance
Mortality and Expense Risk
Administrative
Increase Charge
Policy Loan Interest
Children's Insurance Rider
Change of Insured Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Based Insured Term Rider
Waiver of Monthly Deductions Rider
Guaranteed Minimum Death Benefit Rider
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments

Table of Contents (continued)	Page
To Allocate Net Premium and Sub-Account Valuation	23
The Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
When Accumulation Units are Valued
How Investment Experience is Determined
Cash Value
Dollar Cost Averaging
Automated Income Monitor
The Death Benefit	28
Calculation of the Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Suicide
Surrenders	30
Full Surrender
Partial Surrender
Reduction of Specified Amount on a Partial Surrender
Income Tax Withholding
Policy Loans	31
Loan Amount and Interest
Collateral and Interest
Repayment
Net Effect of Policy Loans
Lapse	32
Grace Period
Reinstatement
Taxes	33
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	38
Nationwide VLI Separate Account-2	38
Organization, Registration and Operation
Addition, Deletion, or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	40
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	42
Appendix A: Sub-Account Information	44
Appendix B: Definitions	58
Appendix C: Illustrations of Surrender Charges	60

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage.   We will pay the death benefit Proceeds upon the Insured's death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Your Choice of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

For more information, see "The Death Benefit," beginning on page 28.

Your or Your Beneficiary's Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "Proceeds Upon Maturity," beginning on page 13.

Coverage Flexibility

Subject to conditions, you may choose to:

✓      Change the Death Benefit option;

✓      Increase or decrease the Specified Amount;

✓      Change your beneficiaries; and

✓      Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 29; "To Change Coverage," beginning on page 10; "The Beneficiaries," beginning on page 9; and "To Assign," beginning on page 13.

Access to Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓
Take a policy loan of an amount no greater than 90% of the Cash Value of the variable account, less any surrender charges and interest due on the next anniversary of the Policy Date.  The minimum amount is $200.  For more information, see "Policy Loans," beginning on page 31.

✓      Take a partial surrender of no less than $500.  For more information, see "Partial Surrender," beginning on page 30.

✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans, surrender charges and policy indebtedness or other indebtedness.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see "Full Surrender," beginning on page 30 and "Proceeds Upon Maturity," beginning on page 13.

Premium Flexibility

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly.  Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment.  For more information, see "Premium," beginning on page 16.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

✓	The fixed investment option will earn interest daily at an annual effective rate of at least 4%.

✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-2 into an equal number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations.  Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see "Appendix A: Sub-Account Information," beginning on page 44 and "To Allocate Net Premium And Sub-Account Valuation," beginning on page 23.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios of the variable investment option within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes t o Make A Transfer," beginning on page 13.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging," beginning on page 26.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  For more information, see "Taxes," beginning on page 33.  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  For more information, see "To Assign," beginning on page 13.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see "Right To Cancel (Examination Right)," beginning on page 10.

Riders

You may purchase any of the available Riders (except for both the Premium Waiver and Deduction Waiver Riders, simultaneously) to suit your needs.  Availability will vary by state, and there may be an additional charge.

✓	Accidental Death Benefit Rider

✓	Base Insured Term Rider

✓	Change Of Insured Rider (There is no charge for this Rider.)

✓	Children's Insurance Rider

✓	Guaranteed Minimum Death Benefit Rider

✓	Spouse Life Insurance Rider

✓	Waiver of Monthly Deductions Rider

For more information, see "Riders," beginning on page 15.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive return, especially after the deductions for policy and Sub-Account portfolio charges.  Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen Premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even without value.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will proportionately reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.  Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request.  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11, "Modes t o Make A Transfer," beginning on page 13, and "Short-Term Trading Fees," beginning on page 19.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus.  You should read the mutual fund's prospectus carefully before investing.   Free copies of each mutual fund's prospectus may be obtained by contacting us at the address or phone number stated on the cover page of this prospectus.

In Summary: Variable Universal Life Insurance and the Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar, but also different, to universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account).  Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured's death, here is a basic overview.  (But please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any Substandard Ratings; the Specified Amount; the Death Benefit option; and the choice of any Riders.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among fixed and variable investment options.

✓	From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first year from the Policy Date, you may request to increase or decrease the policy's Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of two options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured's death, you may withdraw all or a portion (after the first year from the Policy Date) of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and policy loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 17.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load 1	Upon Making A Premium Payment	Maximum Guaranteed	Currently2
$25	$25
Per $1,000 Of Premium Payment
Premium Taxes	Upon Making A Premium Payment	$35 Per $1,000 Of Premium Payment
Surrender Charges 3, 4, 5 Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Upon Surrender Or Policy Lapse	Minimum 6	Maximum7	Representative8
$357	$19,298	$1,704
Proportionately From The Policy's Cash Value
Illustration Charge 9	Upon Requesting An Illustration	Maximum Guaranteed	Currently
$25	$0
Partial Surrender Fee	Upon A Partial Surrender	Maximum Guaranteed 10	Currently
$25	$0
From The Policy's Available Cash Value
Short-Term Trading Fee 11	Upon transfer of sub-account value out of a sub-account within 60 days after allocation to that sub-account	1% of the amount transferred from the sub-account within 60 days of allocation to that sub-account

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance 12, 13 Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative14
		$.05	$83.33	$0.11
Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Flat Extra 15	Monthly	Maximum
$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses (Continued)
Mortality And Expense Risk	Daily based on annualized rate	Maximum Guaranteed
$8.00 Per $1,000 Of Variable Cash Value16
Proportionately From Your Chosen Variable Investment Options
Administrative	Monthly	Maximum Guaranteed	Currently
		$2517	$12.5016
Proportionately From Your Chosen Variable And Fixed Investment Options
Increase Charge	Monthly18	Maximum Guaranteed
$0.17 per $1,000 of Specified Amount Increase
Proportionally From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest19, 20, 21	Annually	Current and Maximum Guaranteed: $60 per $1,000 of outstanding policy loan

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders
Optional Charge22	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider23 Representative - For An Age 35 Male Non-tobacco Preferred With An Accidental Death Benefit Of $100,000	Monthly	Minimum	Maximum	Representative14
		$0.05	$0.75	$0.06
Per $1,000 Of Accidental Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Base Insured Term Rider2 3 Representative - For An Age 35 Male Non-tobacco Preferred With Base Specified Amount of $250,000 and Additional Death Benefit Of $250,000	Monthly	Minimum	Maximum	Representative14
		$0. 02	$83.33	$0. 03
Per $1,000 Of Additional Protection - Proportionately From Your Chosen Variable And Fixed Investment Options
Children's Insurance Rider	Monthly	Maximum Guaranteed
$0.43 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable And Fixed Investment Options
Guaranteed Minimum Death Benefit Rider	Monthly	Maximum Guaranteed
$0.01 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable and Fixed Investment Options

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders (Continued)
Spouse Life Insurance Rider24 Representative Spouse - For An Age 35 Female Non-tobacco With A Spouse Life Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative14
		$0.10	$10.23	$0.15
		Per $1,000 Of Spouse Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Waiver of Monthly Deductions Rider2 3 Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative14
		$85	$855	$85
		Per $1,000 Of Deduction Waiver Benefit - Proportionately From Your Chosen Variable and Fixed Investment Options

The next item shows the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio's fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	1.99%	0.29%

1 We deduct one charge composed of the sales load and premium taxes.  On the Policy Data Page, we call the combined charge a Premium Load.

2 Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.

3 This charge is comprised of two components.  There is an underwriting component, which is based on the Insured's age (when the policy was issued).  There is also a sales expense component, which is based on and varies by the Insured's sex, age (when the policy was issued) and underwriting class.  The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date.  A surrender charge will apply if you surrender the policy in the first nine years, or lapse the policy, or if you request to decrease the Specified Amount.  We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge.  For more information, see "Surrender Charges," beginning on page 18.

4 To be able to present dollar amounts of this charge here, for a full surrender occurring in the first year from the Policy Date, we assume an aggregate first year Premium in excess of the surrender target premium.  The surrender target premium is an assumed Premium payment amount we use in calculating the surrender charge.  The surrender charge is based on the lesser of the surrender target premium and the Premiums you pay in the first year from the Policy Date.  The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).  The surrender charge for decreases in the Specified Amount will be a fraction of the charge for a full surrender.

5 Ask for an illustration, or see the Policy Data Page for more information on your cost.

6 The amount is based on a female who is age 18 and is a non-tobacco user.  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

7 The amount is based on a male who is age 75 or older and uses tobacco (representing our greatest underwriting risk).  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

8 This amount may not be representative of your cost.

9 If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request.  This charge will not be deducted from the policy's Cash Value.

 10 The maximum charge is the lesser of $25 or 2% of the dollar amount of the partial surrender.

11 Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual fund s that assess a short-term trading fee to the Variable Account.  Sub-Accounts that may assess a short-term trading fee are identified in the "Appendix A: Sub-Account Information" section of this prospectus .  For more information about transactions subject to short-term trading fees, see the "Short-Term Trading Fees" section of this prospectus.

12 This charge varies by: the Insured's sex; age; underwriting class; any Substandard Ratings; the year from the Policy Date and the Specified Amount.  Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month.

13 Ask for an illustration, or see the Policy Data Page for more information on your cost.

14 This amount may not be representative of your cost.

15 The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the "Cost of Insurance" sub-section of the "Charges" section of this prospectus.

16 During the first through ninth year from the Policy Date, this annualized charge is $8.00 per $1,000 of Cash Value in the variable investment options.  Thereafter, this annualized charge is $ $8.00 per $1,000 on the first $25,000 of Cash Value in the variable investment options and $5.00 per $1,000 on additional Cash Value in the Variable account options.

17 During the first year from the Policy Date, the monthly maximum guaranteed amount is $25, and the current amount deducted on a monthly basis is $12.50.  Thereafter, the monthly maximum guaranteed amount is $7.50, and the current amount deducted on a monthly basis is $5.

18 The increase charge will be de ducted upon a request to increase the Specified Amount and on a monthly basis for twelve months after the increase.

19 On the amount of an outstanding loan, we not only charge, but also credit, interest, so there is a net cost to you.  Also, there are ordinary and preferred loans on which interest rates vary.  For more information, see "Policy Loans," beginning on page 31.

20 We charge 6% interest per annum on the outstanding balance, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your loan.  Meanwhile, we also credit interest daily on the portion of your policy's Cash Value corresponding to, and serving as collateral or security to ensure repayment of, the loan.  During policy years two through 14, it is 5.1% (current and guaranteed), and thereafter, 6% per annum currently (guaranteed 5.1% minimally).

21 Your net cost for a loan through years two through 14 from the Policy Date is 0.9% per annum currently.  Thereafter, there is no cost (a net zero cost) for a loan currently.  For more information, see "Collateral and Interest," beginning on page 31.

22 Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month.  The amounts presented here may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page, for more information on your cost.

23 This charge varies by policy based on individual characteristics of the person being insured.
24 This charge varies by: the spouse's sex; age; underwriting class; any Substandard Ratings; and the Specified Amount of the Rider.

The Policy

The policy is a legal contract between you and us.  Any change must be in writing, signed by our president and corporate secretary, and attached to or endorsed on the policy.   This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.   You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured between the ages of 0 and 80 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; Policy Data Pages; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent polices described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

Policy Owner

The policy belongs to the owner named in the application.  You may also name a contingent owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured.  To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  You may name different owners or contingent owners (so long as the Insured is alive) by submitting your written request to our Home Office, which will become effective when signed rather than on the date which we received it.  However, this change will not affect any payment made or action taken by Nationwide before it was received.  Nationwide may require that the policy be submitted for endorsement before making a change.  There may be adverse tax consequences.  For more information, see "Taxes," beginning on page 33.

Policy Owner Rights.   Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging, and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Specified Amount.

These rights are explained in greater detail throughout this prospectus.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death.  So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and direct us to distribute Proceeds other than described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares, unless otherwise provided.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  If no named beneficiary survives the Insured, the Proceeds will be paid to the owner or the owner's estate.  To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.   We reserve the right to reject any

application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount in most states is $50,000 ($100,000 in Pennsylvania and New Jersey).  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page.  For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request.  It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures.   Coverage will also end if the policy Lapses .

Temporary Insurance Coverage

Upon payment of the initial Premium, temporary insurance may be provided.  Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment to our home office at the address listed in this prospectus or to an authorized representative.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of this policy.  During this time, we will deposit your initial Premium payment into an interest-bearing checking account.  Temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If we issue the policy, what we do with the Net Premium depends on the right tot examine law of the state in which you live.  Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial Premium, and delivery of the policy while the Insured is still living.

Right To Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires ten days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be the Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office by the close of business on the date the free-look period expires, you will not be allowed to cancel your policy free of charge.  Within seven days of a cancellation request, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit.  For more information, see "Changes In The Death Benefit Option," beginning on page 29.

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk.  Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase.  As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value.   An additional Underwriting and Distribution Charge and Surrender Charge schedule will also apply whenever you increase the base Policy Specified Amount.   Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the entire policy is at risk of lapsing sooner.  For more information, see "Lapse," beginning on page 32.

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  However, we will deny a request which would reduce the amount of your coverage below the minimum initial Specified Amount or that would disqualify the policy as a contract for life insurance.  For more information, see "To Purchase," beginning on page 9.

To change the Specified Amount, you must submit your written request to us at our Home Office.  You must provide us with evidence of insurability that satisfies our underwriting standards.  The Insured must be 80 or younger.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year from the Policy Date.

Sub-Account Transfers

We will determine the amount you have available for transfers among the Sub-Accounts in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time).  An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests , however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Investment Experience Is Determined," beginning on page 25.  Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.   Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner ' s Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1.they have been identified as engaging in harmful trading practices; and
2.if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than one transfer every 12 months.

On transfers to the fixed account, we may not permit you to transfer over 25% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.

On transfers from the fixed account, we may not permit you to transfer over 25% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).

Modes to Make a Transfer

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the " When Accumulation Units are Valued " section of this prospectus.

To Exchange

You have an exchange right under the policy.  At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.  Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available individual flexible premium adjustable life insurance policies.  It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date.  It will have the same Specified Amount, Policy Date, and issue age.  We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date.  You may transfer Indebtedness to the new policy.

You must make your request on our official forms to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a surrender charge.  For more information, see "In Summary: Fee Tables," beginning on page 5.  The exchange may have tax consequences.  For more information, see "Exchanging t he Policy For Another Life Insurance Policy," beginning on page 36.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

To Terminate (Surrender)

You have the right to terminate (surrender) the policy.  Or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see "Surrenders," beginning on page 30.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, upon surrender the excess will be included in your income for federal tax purposes.  For more information, see "Surrendering the Policy; Maturity," beginning on page 35.  The Cash Surrender Value will be reduced by the outstanding amount of a policy loan.  For more information, see "Policy Loans," beginning on page 31.

To Assign

You may assign any rights under the policy while the Insured is alive.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing signed and recorded at our Home Office before it will become effective.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  Your assignment will be subject to any outstanding policy loans.  For more information, see "Policy Loans," beginning on page 31.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds, which will equal the policy's Cash Value, less any indebtedness.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders.  The Maturity Date extension will either be for the policy value, or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy).  It is your choice, and, in any event, your policy will be endorsed so that:

•      no changes to the Specified Amount will be allowed;

•      no additional Premium payments will be allowed;

•      100% of the policy value will be transferred to the fixed account;

•	to extend for the Cash Value, your policy's Death Benefit will become the Cash Value, irrespective of your previous Death Benefit option choice, and

•
the monthly policy expense charges and administrative charges will no longer be deducted from the Cash Value since the Death Benefit will be equal to the Cash Value.  The Cost of Insurance Charges after that time will be zero.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy ; Maturity " in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

The Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code.  For more information, see "The Death Benefit," beginning on page 28.

Reminders, Reports and Illustrations

On request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount

•	the current Cash Value

•	minimum monthly Premiums

•	the Cash Surrender Value

•	Premiums paid

•	outstanding Indebtedness

•	all charges since the last report

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application, or to another you may specify.  At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Errors or Misstatements

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount At Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age and sex in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death.  We will then add this adjusted amount that reflects the true age and sex of the Insured to the Cash Value of the policy at the Insured's death.  The Cash Value will also be adjusted to reflect the cost of insurance charges based on the Insured's correct age and sex from the Policy Date.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force during the Insured's lifetime for two years from its effective date.

If We Modify the Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs.  You may purchase any of them simultaneously.  Once the policy is In Force, to add a Rider, we may require further evidence of insurability.  You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office.  For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 5, and "Charges," beginning on page 17.

Accidental Death Benefit Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.  The benefit continues until the Insured reaches Attained Age 70.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Base Insured Term Rider

Subject to our underwriting approval, this Rider is available when the policy is In Force.  The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  You may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Before deciding whether to purchase the Rider it is important for you to know that when you purchase the Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time.  There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all.  You need to know that when the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).

Change of Insured Rider

You may elect this Rider for no charge at any time.  You may change the Insured for a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on, and could change with, the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Death Benefit.

Children's Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any of the Insured's children at any time.  Before an expiration date, the policy pays a benefit to the named beneficiary upon the insured child's death.  As long as the policy is In Force, the insurance coverage for each child will continue until the earlier of: 1) the anniversary of the policy on or after the date that the child turns age 22; or 2) the anniversary of the policy on or after the date that the Insured turns age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Guaranteed Minimum Death Benefit Rider

This Rider is only available when you purchase the policy and has no loan value or Cash Surrender Value.  The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from lapsing.  The benefit is a death benefit payable to the beneficiary you designate, less any policy loans outstanding and any withdrawals.

There is no charge for this Rider during the first three policy years.  In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base Policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) you have met the annual Rider Minimum Premium requirement.  The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Specified Amount, Death Benefit Option and underwriting class of the Insured.

On each policy anniversary, we will determine if the Rider Minimum Premium requirement has been met.  This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years.  If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals.  If this requirement is not met, we will notify you of the Premium payments required in order to continue benefits under this Rider.  A grace period of 61 days will be provided and if the required Premiums are not received during this grace period, the Rider will terminate without value.  During this grace period, the Rider charge will still apply.  During any policy year when benefits are being paid under the Waiver Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.

Spouse Life Insurance Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The benefit is a death benefit payable to the beneficiary you designate upon the Insured's spouse's death; otherwise, the benefit is payable to the Insured.  The benefit continues until the anniversary of the Rider on or next following the year in which the Insured's spouse turns age 70, or the policy matures, whichever is earlier.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or until you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.  This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan of whole life insurance, subject to limitations.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time so long as the policy is In Force and it is before the Policy Date on or following when the Insured reaches age 65.  If an Insured becomes disabled, as defined in this Rider, for six consecutive months within the first three years from the Policy Date, the benefit is a credit to your policy in an amount necessary to keep the policy In Force.  The benefit for subsequent years, however, is a waiver of your policy's monthly charges.  So, say you become totally disabled for six consecutive months two years and eight months from the Policy Date.  For the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force.  After that, the Rider's benefit is a waiver of your policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional premium payments to prevent Lapse even while the Rider's benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

For how long the benefit lasts depends on the Insured's age when total disability begins.  Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65).  Between ages 60 and 63, the benefit continues until the Insured turns age 65.  From age 63, the benefit lasts only for two years.

Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Option Two provides for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Option Two may require a higher amount of initial Premium.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.)  If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free-look period expires.  At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50, equal to the minimum monthly Premium.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
During the first 3 policy years, the total Premium payments, less any policy Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.

•	After the first 3 policy years, each premium payment must be at least equal to the minimum monthly Premium.

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk;

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy;

•
We may require that policy Indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of the Cash Value of your Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes.  For more information, see "Lapse," beginning on page 32.  We will let you know ahead of time; and

•
We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See "In Summary: Fee Tables," beginning on page 5.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes.  We will deduct all other charges from the policy's Cash Value (rather than a Premium payment), in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations.   These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.   We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios.  We will transfer the loan interest charge from your investment options to the loan account.  We take the monthly periodic charges in advance and we will not pro-rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.)  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Sales Load

This charge compensates us for our sales expenses.  The sales load portion of the Premium Load charge is guaranteed not to exceed $25 per $1,000 of Premium and covers our sales expenses.  Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium.  The break point Premium is shown in the Policy Data Page.  Sales load is assessed at each time each premium payment is submitted.  We may earn a profit from this charge.

Premium Taxes

The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).  This amount is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender or lapse the policy during the first nine years from the Policy Date and this charge compensates us for policy underwriting and sales expenses.  The charge will be deducted proportionally from the Cash Value in each Sub-Account and the fixed account.  The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Specified Amount.  We may earn a profit from this charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis (see Appendix C for specific examples).

Initial Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$7.776	$7.521	$8.369	$7.818
35	$8.817	$8.398	$9.811	$8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641

Initial Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$5.776	$5.521	$6.369	$5.818
35	$6.817	$6.398	$7.811	$6.891
45	$9.691	$8.896	$11.387	$9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix C).  Ask for an illustration or see the Policy Data Page for more information on your cost.

The surrender charge amount decreases over time and we will deduct the surrender charge based on the following schedule:

Policy year calculated from the Policy Date or effective date of Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%

There are two components of the surrender charge meant to cover our policy underwriting (the underwriting component) and sales expenses (the sales component), including processing the application; conducting any medical exams; determining insurability (and the Insured's underwriting class); and establishing policy records.  For additional information on the components of this charge, see the Statement of Additional Information.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not invoked the Waiver of Monthly Deductions Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date while the policy is In Force, and we may charge a $25 partial surrender fee to compensate us for the administrative costs in calculating and generating the surrender amount.  However, currently, there is no charge for a partial surrender.  The Cash Value available for a partial surrender is subject to any outstanding policy loans.

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A: Sub-Account Information" later in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner's sub-account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging;

•	policy loans or surrenders; or

•	payment of the death benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost of Insurance

The cost of insurance charge compensates us for underwriting insurance protection.  The cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.

We base the cost of insurance rate on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insured's sex; age; underwriting class; any Substandard Ratings; how long the policy has been In Force and the Specified Amount.  There will be a separate cost of insurance rate for the initial Specified Amount and any increases.  The cost of insurance rates will never be greater than those shown on the Policy Data Page that we send you when you issue the policy.

Flat Extras and Substandard Ratings.   As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the cost of insurance charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total cost of insurance charge, so if applied it will be deducted from the Policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the cost of insurance charge exceeding the maximum charge listed in the Fee Table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class and any Substandard Ratings, on whom policies with the same Specified Amount have been In Force for the same length of time.  The change could increase your cost of insurance charge, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too.  In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the Policy.

The rate class of an insured may affect the cost of insurance rate.  Nationwide currently places I nsureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical polity, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals.  Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.

Mortality and Expense Risk

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge on a daily basis according to the following schedule.  During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value.  After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.  This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.

Administrative

Currently, we deduct $12.50 per month through the first year from the Policy Date for the administrative charge.  The maximum guaranteed administrative charge is $25 per month in the first policy year.  Thereafter, we currently deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month.  This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

Increase Charge

The increase charge is deducted proportionally from the Cash Value in the Sub-Accounts and the fixed account when the p olicy o wner requests an increase in the Specified Amount.  It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales.  The underwriting and administration component is equal to $1.50 per year per $1,000 of increase.  The sales component is equal to $0.54 per year per $1,000 of increase.  Together, the maximum charge totals $2.04 per year ($0.17 per month).

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date.  If left unpaid, we will add it to the loan amount.  As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account, on which interest will accrue and be credited daily.  During years two through 14 from the Policy Date, the current and guaranteed interest crediting rate is 5.1%.  Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 5.1%).  Accordingly, your net cost for an ordinary loan during years one through 14 from the Policy Date is 0.9% per annum currently.  Thereafter, there is no cost (a net cost of zero) for a loan currently.  For more information, see "Collateral and Interest," beginning on page 31.

Children's Insurance Rider

The charge for this Rider is $0.43 per $1,000 of Specified Amount of the Rider.  This charge compensates us for providing term insurance on the life of each child of the Insured.  We will charge for the Rider so long as the policy is In Force and the Rider is in effect.  The cost will remain the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

Change of Insured Rider

There is no charge for this Rider and you may elect it at any time.  The costs and benefits under the policy after the change will be based on, and could change with the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Specified Amount .

Spouse Life Insurance Rider

This charge for this Rider compensates us for providing term insurance on the life of the Insured's spouse.  The charge is the product of the Specified Amount of this Rider and the spouse life insurance cost of insurance rate.  We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse.  The spouse life insurance cost of insurance rate will vary by: the spouse's sex; Attained Age; underwriting class; any Substandard Ratings; and Specified Amount of the Rider.

Accidental Death Benefit Rider

This charge for this Rider compensates us for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed.  The charge is the product of the Specified Amount of this Rider and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Base Insured Term Rider

This charge for this Rider compensates us for providing term life insurance on the Insured.  The charge is the product of the Specified Amount of this Rider and the additional protection cost of insurance rate.  We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Specified Amount of the Rider.

Waiver of Monthly Deductions Rider

This charge for this Rider compensates us for waiving monthly charges (excluding this Rider's charge) upon the Insured's total disability, as defined in this Rider, for six consecutive months.  However, during the first three years from the Policy Date, we will instead credit your policy with the minimum monthly Premium payment due during the Insured's total disability.  The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for six consecutive months.  The deduction waiver cost rate varies by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Guaranteed Minimum Death Benefit Rider

There is no charge for this Rider during the first three policy years.  The charge subsequently assessed compensates us for guaranteeing the minimum death benefit.  The Rider charge does not vary by insured.

Reduction of Charges

In addition to sales to individuals, the policy may be purchased by corporations and other entities.  Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different Insureds; the total Premium we expect to receive; total Cash Value of commonly owned policies; the nature of the relationship among individual Insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the reductions.  We make the reductions in charges in a way that is not unfairly discriminatory to policy owners and reflects the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women unless the purchaser is an entity and requests that we use sex non-distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2009 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed .55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

To Allocate Net Premium And Sub-Account Valuation

When you apply for the policy, you choose how your Net Premium will be allocated among the available Sub-Accounts once the free look period expires.  When this actually happens depends on the right to examine law of the state in which you live.  Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires.  Once your examination right ends, we will transfer the Variable Account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money-market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.  Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.

The Fixed Investment Option

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of the statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter.  You may receive a different interest rate depending on the rates in effect when you purchase the policy.  The rate may also vary for Net Premiums versus a transfer of Accumulation Units from a Sub-Account portfolio.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).  Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy's charges.  If not, the policy may Lapse.  For more information, see "Lapse," beginning on page 32.

It is important to remember any guaranteed benefits or interest crediting associated with the fixed account is subject to our claims paying ability.

Variable Investment Options

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds.)  The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser.  Your choices and any changes will appear on the Policy Data Page.

We may offer additional underlying mutual funds, or a different set of underlying mutual funds, through specific distribution arrangements.  Examples of these arrangements include, but are not limited to, distribution through broker-dealer firms or financial institutions.  These distribution arrangements may be exclusive or non-exclusive.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their policy.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates, may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts , see "Appendix A: Sub-Account Information."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in , including its investment objective , adviser, and sub-adviser, if applicable .  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

Allocation of Net Premium and Cash Value

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  You must specify your Net Premium payments in whole percentages.  The sum of allocations must equal 100%.

You may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another.  Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.  Net Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Fixed Account Transfers").

When Accumulation Units are Valued

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's Net Asset Value ("NAV") per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.  See, the "How Investment Experience is Determined" section below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Unit s are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Unit s on these recognized holidays:

•	New Year's Day

•	Martin Luther King, Jr. Day

•	Presidents' Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving

•	Christmas

In addition, we will not price Accumulation Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

We will process transactions we receive after the close of the NYSE on the next Valuation Period that the NYSE is open.

How Investment Experience is Determined

A policy owner's variable account value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Unit s associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for any Valuation Period by dividing 1) by 2) and subtracting 3) from the result where:

1)	is the sum of:

a)	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period;

b)	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

c)
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account;

2)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period; and.

3)
is a factor representing the daily mortality and expense risk charge.  This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account.  Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the variable account if the Cash Surrender Value is $25,000 or more each anniversary.  For policies issued in New York, the charge is reduced regardless of the Cash Surrender Value on each anniversary.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan (if you have taken a policy loan) and fixed accounts.  It will also vary because we deduct the policy's periodic charges from the Cash Value.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly.  To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy's Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  For there to be Cash Value in the policy loan account, you must have taken a policy loan.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 23 and "Policy Loan Interest," beginning on page 20.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.

Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for dollar cost averaging and it does not count as a transfer event.  For more information regarding transfer events, see "Modes to Make a Transfer," beginning on page 13.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account and the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

These funds may or may not be available depending on when you purchased this policy. Please refer to "Appendix A: Sub-Account Information" for Sub-Account for details on fund availability.

Dollar cost averaging transfers may not be directed to the fixed account.   We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.

We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisers.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

1.	Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b.
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of death benefit option from Death Benefit Option 2 to Death Benefit Option 1, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	your policy's cost basis is reduced to zero;

b.	a partial surrender within the first 15 policy years would be a taxable event;

c.	or to prevent your policy from becoming a MEC. See, "When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.	our receipt of your written request to terminate participation;

b.	at the time your policy enters a grace period or terminates for any reason;

c.	at the time of a requested partial surrender or policy loan outside the program;

d.	upon a change of policy owner;

e.	for income based on a fixed duration, the end of the period you specify at the time of election;

f.	on any Policy Anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

g.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

h.	your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

The Death Benefit

Calculation of the Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  We will not dispute the payment of the Death Benefit after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two Death Benefit options under the policy.  You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value.  Under Option One, the amount of the Death Benefit will ordinarily not change for several years to reflect investment performance and may not change at all.  If investment performance is favorable, the amount of Death Benefit may increase.  To see how and when investment performance may begin to affect Death Benefits, please see the illustrations.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with investment performance.

In connection with both Death Benefit options, the term "applicable percentage" means:

1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and

2)      when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

Applicable Percentage of Cash Value Table

Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value
0-40	250%	60	130%	80	105%
41	243%	61	128%	81	105%
42	236%	62	126%	82	105%
43	229%	63	124%	83	105%
44	222%	64	122%	84	105%

45	215%	65	120%	85	105%
46	209%	66	119%	86	105%
47	203%	67	118%	87	105%
48	197%	68	117%	88	105%
49	191%	69	116%	89	105%

50	185%	70	115%	90	105%
51	178%	71	113%	91	104%
52	171%	72	111%	92	103%
53	164%	73	109%	93	102%
54	157%	74	107%	94	101%

55	150%	75	105%	95	101%
56	146%	76	105%
57	142%	77	105%
58	138%	78	105%
59	134%	79	105%

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first year from the Policy Date, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

If Option One is changed to Option Two, policy charges will decrease.  If Option Two is changed to Option One, policy charges will increase.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness and any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  We calculate the Cash Surrender Value based on the policy's Cash Value.  For more information, see "Cash Value," beginning on page 26.  To derive the Cash Surrender Value, we will deduct from the Cash Value Indebtedness and the surrender charge.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Policy Restoration after a Full Surrender.   Prior to the Insured's death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the "Policy Restoration Procedure" section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on the cover page of this prospectus.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date.  Currently, we do not charge a surrender fee for partial surrenders.

Partial surrenders are permitted if they satisfy the following requirements:

1)	the minimum amount of any partial surrender is $500;

2)	partial surrenders may not reduce the specified amount to less than $50,000;

3)	after a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

4)
maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy.  Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and

5)	after the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.

When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender.  Under Death Benefit Option One, the Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value.  In that case, a partial surrender will decrease the Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Specified Amount.

Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.  For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals a nd Loans," beginning on page 34.

Reduction of Specified Amount on a Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Accounts is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase.  Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance.  The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

Income Tax Withholding

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax.  Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold.  If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.  Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

1.	the value each year of the life insurance protection provided;

2.	an amount equal to any employer-paid premiums; or

3.	some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Policy Loans

While the policy is In Force, you may take an advance of money from the Cash Value at any time after the first policy year using the policy as security.  We call this advance a policy loan.  You must make your request in writing at our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest

The minimum policy loan you may take is $200.  Maximum policy Indebtedness is limited to 90% of the Cash Value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy Indebtedness is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the fixed account, less surrender charges and interest due on the next policy anniversary.  For more information, see "Full Surrender," beginning on page 30.  We charge interest, at the maximum guaranteed rate of 6% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy lapse,  or a full surrender.  If left unpaid, we will add the interest to the loan amount.

Collateral and Interest

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only make a transfer from the fixed investment option when sufficient amounts are not available in the Sub-Accounts.  The amount taken out of the variable account will not be affected by the variable account's Investment Experience while the loan is outstanding.

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years.  Nationwide guarantees the rate will never be lower than 5.1%.  Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer.  The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment.  The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime.  The minimum repayment is $50.  If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.  While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you provide written notice that they are to be applied as loan repayments.  We will apply all loan repayments to the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.

Net Effect of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate.  For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5.  Nevertheless, keep in mind that the Cash Value we transferred to the loan account will neither be affected by the Investment Experience of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

The amount transferred to the loan account is part of our General Account and will not be affected by the investment experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment options.  Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total indebtedness ever exceeds the policy's Cash Value, your policy may lapse.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of periodic charges.  There is a Grace Period before your policy will Lapse.  Also, you may reinstate a policy that has Lapsed, subject to conditions.

Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions.  If you do not pay this Premium within 61 days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:

1)	is the sum of all Premiums paid to date minus any policy Indebtedness, minus any partial surrenders; and

2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.

If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement.  If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value.  In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.

Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and

•	providing further evidence of insurability we may require that is satisfactory to us; and

•	paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first 3 policy years; or

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the surrender charge for the year from the Policy Date in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ( " Code " ) is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code ' s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.   Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.   In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person ' s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2009 and 2010, up to $13,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $13,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2009, an estate of less than $3,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  Pursuant to the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), the federal estate (but not federal gift) tax was repealed for decedents who die after December 31, 2009 and before January 1, 2011, and will be reinstated with respect to decedents who die after December 31, 2010.  If Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that (a) may impose an estate tax on decedents who die during 2010, whether before or after the date that the legislation is passed, and/or (b) may make further changes to the estate tax for 2011 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2009, 45%), and there is a provision for an exemption (for 2009, $3.5 million).  As with the estate tax, the GSTT tax has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.   State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.   Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.   Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient ' s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy ' s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy ' s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy ' s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.   In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.

Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying mutual funds, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any Rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any Rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.   Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new seven year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.   If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner ' s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner ' s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the contract to continue to  be treated as life insurance after the initially scheduled Maturity Date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax adviser regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer ' s interest in the policy;

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisers in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.   The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includible in the beneficiary ' s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisers to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, adding Sections 101(j) and 6039I to the Internal Revenue Code ("Code"), which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are that, prior to the issuance of the policy to a company: (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The two exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured ' s death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.   When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds.  See, "Taxation of Death Benefits," above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy ' s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation ' s intended use of the policy.

See, also, " Taxation of Death Benefits " , " Special federal income tax considerations for life insurance policies owned by employers " , above; and " Business Uses of the Policy " , below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement .

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–2

Organization, Registration and Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

The portfolios that sell their shares to the sub-accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the sub-accounts.  We will not make any such changes without receiving necessary approval(s) of the SEC and applicable state insurance departments.  We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VLI Separate Account-2.

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund.  We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin " Mac " McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.    On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of " All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009 " .  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful " revenue sharing " payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account – 2.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:             The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:             The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seek high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Credit Suisse Trust - U.S. Equity Flex I Portfolio
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares)
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Growth Initial Class (formerly, Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class)
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares)
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2010
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This sub-account is only available in policies issued before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital and reasonable current income without undue risk to principal.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Bond Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class)
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:                                                          Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Attained Age – The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
FDIC – Federal Deposit Insurance Corporation.
Grace Period – A 61–day period after which the Policy will Lapse if you do not make sufficient payment.
Home Office – Our Home Offices is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Anytime during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience – The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy.
SEC – Securities and Exchange Commission.

Specified Amount – The dollar or face amount of insurance the owner selects.
Sub-Accounts – The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Unit value at $10 for each Sub-Account.
Us, we, our, Nationwide or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

Appendix C: Illustrations of Surrender Charges

Example 1.  A female non-tobacco user, age 45, purchases a policy with a Specified Amount of $50,000 and a scheduled Premium of $750.  She now wishes to surrender the policy during the first policy year.  By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2.  A male non-tobacco user, age 35, purchases a policy with a Specified Amount of $100,000 and a scheduled Premium of $1,100.  He now wants to surrender the policy in the sixth policy year.  The total initial surrender charge is calculated using the method illustrated above.  (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge).  Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below.  (Also see "Reductions to Surrender Charges").  In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies that are issued on a standard basis:

Initial Specified Amount $50,000-$99,999

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$7.776	$7.521	$8.369	$7.818
35	8.817	8.398	9.811	8.891
45	12.191	11.396	13.887	12.169
55	15.636	14.011	18.415	15.116
65	22.295	19.086	26.577	20.641

Initial Specified Amount $100,000 or More

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$5.776	$5.521	$6.369	$5.818
35	6.817	6.398	7.811	6.891
45	9.691	8.896	11.387	9.669
55	13.136	11.511	15.915	12.616
65	21.295	18.086	25.577	19.641

Reductions to Surrender Charges

	Surrender Charge		Surrender Charge
Completed	as a % of Initial	Completed	as a % of Initial
Policy Years	Surrender Charges	Policy Years	Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%

The current surrender charges are the same for all states.  However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.  The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania.  However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years.  If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.811-05311.
Securities Act of 1933 Registration File No. 033-42180.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

One Nationwide Plaza
5100 Rings Road, RR1-04-D4
Columbus, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company.  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2010 and the prospectuses for the variable investment options.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2010 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 7, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

1

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 1% in policy years 11 and thereafter.

We paid no underwriting commissions to NISC for this separate account in 2009 , 2008 , and 2007 .

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 .  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2.  The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners ' Extended Term Mortality Table, Age Last Birthday (1980 CET).  Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners ' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  For policies issued in Texas on a standard basis ( " Special Class – Standard " in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO.  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.   As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

The rate class of an insured may affect the cost of insurance rate.  We currently place I nsureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all I nsureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

2

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge and Maximum Surrender Charge Calculation

The surrender charge equals the underwriting component and 26.5% of the sales component.  The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:

Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50

The sales expense component will not exceed 26 ½% of the lesser of the Guideline Level Premium required in the first year, or Premiums paid in the first policy year.  The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge                                                      26.50% multiplied by the lesser of (a) or (b),where:

(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	=	Premiums paid by the policy owner during the first two policy years

Plus (c) multiplied by (d) where:

(c)	=	the Specified Amount divided by 1,000; and

(d)	=	the applicable rate from the "Administrative Target Factor" chart below.

3

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75

4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97

Administrative Target Factor
Issue Age	Administrative Target Component
0 through 35	4.00
36 through 55	5.00
56 through 85	6.50

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option, face amount, planned periodic Premiums, and Riders requested.

5

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund ' s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to individual flexible premium policies such as this one.

The tables below show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%

6

Attained Age of Insured	Percentage of Cash Value
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

7

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

8

State Regulation

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department.  An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year.  Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct.  Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners.  Such regulation does not, however, involve any supervision of management or investment practices or policies.  In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
69,905 shares (cost $1,016,910)	$1,042,279
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
171,282 shares (cost $1,013,569)	1,003,715
U.S. Equity Flex I Portfolio (WSCP)
501,022 shares (cost $6,694,371)	6,247,747
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
39,237 shares (cost $1,000,260)	1,095,901
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
165,285 shares (cost $5,614,374)	5,482,495
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
356,301 shares (cost $1,502,417)	1,621,171
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)
1,275 shares (cost $10,318)	12,235
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
128,271 shares (cost $6,311,961)	5,814,537
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
83,837 shares (cost $3,991,512)	3,779,389
Investors Growth Stock Series - Initial Class (MIGIC)
25,360 shares (cost $243,623)	249,293
Value Series - Initial Class (MVFIC)
139,903 shares (cost $1,744,753)	1,650,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
21,866 shares (cost $223,936)	217,130
Emerging Markets Debt Portfolio - Class I (MSEM)
239,966 shares (cost $1,736,975)	1,859,734
U.S. Real Estate Portfolio - Class I (MSVRE)
132,561 shares (cost $1,266,672)	1,345,495
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
3,097 shares (cost $33,834)	34,126
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
973 shares (cost $10,214)	10,721
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,462 shares (cost $16,469)	18,623
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
68,992 shares (cost $1,145,472)	$1,081,801
American Funds NVIT Bond Fund - Class II (GVABD2)
140,241 shares (cost $1,496,738)	1,493,567
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
79,712 shares (cost $1,588,042)	1,575,909
American Funds NVIT Growth Fund - Class II (GVAGR2)
37,985 shares (cost $2,124,707)	1,747,691
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
24,939 shares (cost $922,212)	836,217
Federated NVIT High Income Bond Fund - Class I (HIBF)
23,603 shares (cost $176,303)	155,780
Federated NVIT High Income Bond Fund - Class III (HIBF3)
509,225 shares (cost $3,116,826)	3,355,792
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
165,449 shares (cost $2,042,395)	1,879,498
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
317,679 shares (cost $4,584,811)	3,602,478
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
109,420 shares (cost $1,130,579)	884,110
Gartmore NVIT International Equity Fund - Class I (GIG)
129,368 shares (cost $1,406,475)	1,036,235
Gartmore NVIT International Equity Fund - Class III (GIG3)
482,730 shares (cost $3,458,229)	3,871,497
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
7,070 shares (cost $69,416)	72,256
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,593,243 shares (cost $12,121,796)	13,462,900
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
3,679 shares (cost $29,480)	31,013
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
10,833 shares (cost $71,880)	91,101
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
24,277 shares (cost $214,965)	231,846
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
31,767 shares (cost $278,402)	288,758
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
15,419 shares (cost $147,921)	155,119
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderate Fund - Class I (NVCMD1)
94,117 shares (cost $806,956)	$878,114
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
21,137 shares (cost $167,442)	186,854
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
47,304 shares (cost $423,318)	461,217
NVIT Core Bond Fund - Class I (NVCBD1)
13,300 shares (cost $140,091)	135,796
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,783 shares (cost $19,589)	19,236
NVIT Fund - Class I (TRF)
5,524,014 shares (cost $60,208,367)	44,799,750
NVIT Global Financial Services Fund - Class I (GVGF1)
72,252 shares (cost $472,492)	538,997
NVIT Government Bond Fund - Class I (GBF)
1,012,153 shares (cost $11,822,923)	11,882,672
NVIT Growth Fund - Class I (CAF)
988,238 shares (cost $10,967,402)	11,621,681
NVIT Health Sciences Fund - Class I (GVGH1)
18,847 shares (cost $164,274)	180,934
NVIT Health Sciences Fund - Class III (GVGHS)
47,316 shares (cost $406,099)	455,183
NVIT International Index Fund - Class VI (GVIX6)
65,922 shares (cost $604,230)	533,967
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
252,042 shares (cost $2,255,654)	2,074,307
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
3,485 shares (cost $42,437)	41,919
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,573 shares (cost $17,558)	20,308
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
126,360 shares (cost $1,215,290)	1,247,176
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
510,867 shares (cost $5,692,069)	4,960,520
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
582,483 shares (cost $6,829,400)	5,469,512
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
262,353 shares (cost $2,785,171)	2,573,684
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Leaders Fund - Class I (GVUS1)
14,480 shares (cost $149,403)	$124,237
NVIT Mid Cap Index Fund - Class I (MCIF)
317,339 shares (cost $4,969,970)	4,702,967
NVIT Money Market Fund - Class I (SAM)
23,547,907 shares (cost $23,547,907)	23,547,907
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
625,071 shares (cost $4,760,028)	5,400,610
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
32,185 shares (cost $475,344)	316,376
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
106,946 shares (cost $1,521,174)	1,046,998
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
36,290 shares (cost $280,144)	315,356
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
54,798 shares (cost $414,762)	457,563
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,144,376 shares (cost $23,336,494)	26,381,313
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,098,015 shares (cost $17,180,831)	19,154,877
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
66,007 shares (cost $849,408)	811,891
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
610,185 shares (cost $6,997,623)	5,064,533
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,189,054 shares (cost $24,461,115)	17,181,834
NVIT Multi-Sector Bond Fund - Class I (MSBF)
180,181 shares (cost $1,456,898)	1,490,094
NVIT Short Term Bond Fund - Class II (NVSTB2)
193,759 shares (cost $1,995,507)	1,986,027
NVIT Technology & Communications Fund - Class I (GGTC)
91,381 shares (cost $265,335)	310,694
NVIT Technology & Communications Fund - Class III (GGTC3)
131,401 shares (cost $360,552)	450,707
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
64,133 shares (cost $589,423)	480,996
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
446 shares (cost $5,867)	6,279
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
911 shares (cost $12,252)	$12,659
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
67,458 shares (cost $766,517)	599,030
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
1,077,494 shares (cost $6,753,194)	7,865,704
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
243,713 shares (cost $2,955,709)	2,734,465
V.I. Basic Value Fund - Series I (AVBVI)
3,832 shares (cost $21,273)	22,915
V.I. Capital Appreciation Fund - Series I (AVCA)
3,935 shares (cost $91,880)	80,006
V.I. Capital Development Fund - Series I (AVCDI)
20,990 shares (cost $258,132)	236,981
VPS Growth and Income Portfolio - Class A (ALVGIA)
27,214 shares (cost $481,952)	413,646
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
52,321 shares (cost $809,587)	701,629
VP Balanced Fund - Class I (ACVB)
679,839 shares (cost $4,388,991)	3,909,073
VP Capital Appreciation Fund - Class I (ACVCA)
127,293 shares (cost $1,395,251)	1,370,942
VP Income & Growth Fund - Class I (ACVIG)
309,690 shares (cost $2,218,927)	1,666,134
VP Inflation Protection Fund - Class II (ACVIP2)
175,513 shares (cost $1,793,438)	1,883,254
VP International Fund - Class I (ACVI)
106,764 shares (cost $913,279)	825,287
VP International Fund - Class III (ACVI3)
28,321 shares (cost $156,413)	218,921
VP Mid Cap Value Fund - Class I (ACVMV1)
82,388 shares (cost $956,815)	998,548
VP Ultra(R) Fund - Class I (ACVU1)
5,989 shares (cost $43,199)	48,634
VP Value Fund - Class I (ACVV)
1,398,192 shares (cost $9,935,677)	7,382,454
VP Vista(SM) Fund - Class I (ACVVS1)
2,886 shares (cost $32,680)	38,063
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
141,037 shares (cost $1,661,437)	$1,375,106
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,611,751 shares (cost $43,712,191)	42,405,180
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
226,333 shares (cost $6,437,966)	5,943,503
Appreciation Portfolio - Initial Shares (DCAP)
130,606 shares (cost $4,478,513)	4,101,029
Developing Leaders Portfolio - Initial Shares (DSC)
4,696 shares (cost $84,208)	110,307
Growth and Income Portfolio - Initial Shares (DGI)
84,108 shares (cost $1,705,855)	1,418,065
Capital Appreciation Fund II - Primary Shares (FVCA2P)
12,622 shares (cost $64,494)	72,199
Clover Value Fund II - Primary Shares (FALF)
4,884 shares (cost $57,937)	44,248
Market Opportunity Fund II - Service Shares (FVMOS)
29,824 shares (cost $302,889)	293,771
Quality Bond Fund II - Primary Shares (FQB)
186,757 shares (cost $1,950,700)	2,091,680
Equity-Income Portfolio - Initial Class (FEIP)
2,465,238 shares (cost $55,592,841)	41,440,643
High Income Portfolio - Initial Class (FHIP)
2,324,789 shares (cost $13,165,739)	12,298,134
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,083,308 shares (cost $15,180,002)	14,082,998
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2,134,919 shares (cost $54,740,473)	44,022,037
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
247,609 shares (cost $5,240,754)	4,157,356
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
37,181 shares (cost $319,980)	363,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
79,369 shares (cost $835,818)	754,002
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
66,639 shares (cost $710,427)	601,080
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
162,694 shares (cost $2,614,411)	2,360,684
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Initial Class (FGP)
1,635,167 shares (cost $67,676,511)	$49,120,426
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
614,479 shares (cost $2,926,472)	3,238,306
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
351,777 shares (cost $4,275,425)	4,358,516
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
302,027 shares (cost $8,899,152)	7,674,517
VIP Fund - Overseas Portfolio - Initial Class (FOP)
552,037 shares (cost $9,157,770)	8,308,159
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
321,826 shares (cost $6,337,460)	4,817,734
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
165,318 shares (cost $1,402,865)	1,274,599
Franklin Income Securities Fund - Class 2 (FTVIS2)
74,147 shares (cost $1,121,253)	1,046,962
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
149,946 shares (cost $2,778,366)	2,418,622
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
205,732 shares (cost $3,304,603)	2,674,512
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
179,520 shares (cost $1,712,249)	1,746,733
Templeton Foreign Securities Fund - Class 1 (TIF)
23,280 shares (cost $361,664)	318,470
Templeton Foreign Securities Fund - Class 3 (TIF3)
92,908 shares (cost $1,453,897)	1,242,176
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
143,181 shares (cost $2,398,882)	2,481,318
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
4,199 shares (cost $28,172)	29,980
Balanced Portfolio - I Class Shares (AMBP)
5,361 shares (cost $47,278)	48,247
Growth Portfolio - I Class Shares (AMTG)
123,801 shares (cost $1,804,138)	1,754,264
Guardian Portfolio - I Class Shares (AMGP)
6,821 shares (cost $82,405)	109,004
International Portfolio - S Class Shares (AMINS)
1,755 shares (cost $15,621)	16,694
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
450 shares (cost $7,732)	$9,395
Partners Portfolio - I Class Shares (AMTP)
323,616 shares (cost $2,557,344)	3,174,676
Regency Portfolio - S Class Shares (AMRS)
1,750 shares (cost $16,744)	23,120
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
7,982 shares (cost $91,803)	81,820
Socially Responsive Portfolio - I Class Shares (AMSRS)
25,138 shares (cost $357,103)	304,172
Balanced Fund/VA - Non-Service Shares (OVMS)
628,955 shares (cost $9,439,509)	6,478,237
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
176,851 shares (cost $6,121,536)	6,532,890
Core Bond Fund/VA - Non-Service Shares (OVB)
723,118 shares (cost $7,708,864)	5,112,446
Global Securities Fund/VA - Class 3 (OVGS3)
265,997 shares (cost $8,216,194)	7,094,146
Global Securities Fund/VA - Non-Service Shares (OVGS)
649,330 shares (cost $16,517,838)	17,207,241
High Income Fund/VA - Class 3 (OVHI3)
79,865 shares (cost $138,608)	158,930
High Income Fund/VA - Non-Service Shares (OVHI)
36,372 shares (cost $275,647)	72,017
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
63,108 shares (cost $1,353,413)	1,147,301
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
63,112 shares (cost $931,262)	908,814
MidCap Fund/VA - Non-Service Shares (OVAG)
21,174 shares (cost $958,078)	773,279
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
16,252 shares (cost $181,293)	172,923
Low Duration Portfolio - Administrative Class (PMVLDA)
153,792 shares (cost $1,602,097)	1,554,833
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
3,925 shares (cost $77,217)	56,523
Putnam VT International Equity Fund - IB Shares (PVTIGB)
18,369 shares (cost $201,556)	203,528
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam VT Voyager Fund - IB Shares (PVTVB)
19,793 shares (cost $483,030)	$641,301
Blue Chip Growth Portfolio - II (TRBCG2)
110,868 shares (cost $952,805)	1,053,243
Equity Income Portfolio - II (TREI2)
72,744 shares (cost $1,485,007)	1,281,016
Limited-Term Bond Portfolio - II (TRLT2)
7,076 shares (cost $35,490)	35,522
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
239,878 shares (cost $2,742,629)	2,818,561
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
752,931 shares (cost $9,490,318)	8,447,887
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
422,034 shares (cost $13,447,511)	12,348,703
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
136,153 shares (cost $1,189,615)	1,256,055
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
25,517 shares (cost $439,595)	400,616
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
132,746 shares (cost $2,016,703)	1,992,519
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
22,281 shares (cost $130,481)	141,482

Total Investments	647,758,161
Accounts Receivable - International Equity Flex II Portfolio (obsolete) (WVCP)	359
Other Accounts Receivable	3,147

Total Assets	647,761,667
Accounts Payable - Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	19,972

$647,741,695

Contract Owners’ Equity:
Accumulation units	647,741,695

Total Contract Owners’ Equity (note 8)	$647,741,695

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	CSIEF3	WSCP	JABS	JACAS	JAGTS	JARLCS

Reinvested dividends	$10,186,120	11,921	-	63,816	21,351	550	-	537
Asset charges (note 3)	(3,158,411)	(1,358)	(26)	(29,906)	(3,521)	(20,772)	(4,939)	(256)

Net investment income (loss)	7,027,709	10,563	(26)	33,910	17,830	(20,222)	(4,939)	281

Realized gain (loss) on investments	(80,284,445)	11,412	10,207	(2,991)	(69,129)	(284,300)	(9,765)	(41,070)
Change in unrealized gain (loss) on investments	219,114,353	25,369	(9,854)	1,182,566	195,066	1,772,505	486,148	51,000

Net gain (loss) on investments	138,829,908	36,781	353	1,179,575	125,937	1,488,205	476,383	9,930

Reinvested capital gains	5,942,878	-	-	-	19,453	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$151,800,495	47,344	327	1,213,485	163,220	1,467,983	471,444	10,211

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAGF3

Reinvested dividends	$18,232	10,370	1,182	19,476	17,874	152,182	243,607	1,122
Asset charges (note 3)	(22,704)	(13,161)	(947)	(6,938)	(2,072)	(9,398)	(24,895)	(63)

Net investment income (loss)	(4,472)	(2,791)	235	12,538	15,802	142,784	218,712	1,059

Realized gain (loss) on investments	(572,981)	(394,797)	(2,313)	(268,426)	(89,415)	(218,375)	(10,299,056)	19
Change in unrealized gain (loss) on investments	2,767,010	1,700,932	60,513	545,254	99,546	556,675	10,773,973	292

Net gain (loss) on investments	2,194,029	1,306,135	58,200	276,828	10,131	338,300	474,917	311

Reinvested capital gains	122,370	70,851	-	-	-	-	-	152

Net increase (decrease) in contract owners’ equity resulting from operations	$2,311,927	1,374,195	58,435	289,366	25,933	481,084	693,629	1,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$388	145	802	4,612	-	-	-	13,060
Asset charges (note 3)	-	(15)	(4,736)	(6,563)	(6,344)	(7,196)	(3,301)	(406)

Net investment income (loss)	388	130	(3,934)	(1,951)	(6,344)	(7,196)	(3,301)	12,654

Realized gain (loss) on investments	53	90	(118,629)	(28,143)	(267,361)	(168,204)	(39,663)	(2,841)
Change in unrealized gain (loss) on investments	506	2,154	302,509	173,429	583,424	451,517	206,182	40,108

Net gain (loss) on investments	559	2,244	183,880	145,286	316,063	283,313	166,519	37,267

Reinvested capital gains	48	708	25,668	441	94,004	166,988	16,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	$995	3,082	205,614	143,776	403,723	443,105	180,204	49,921

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	GEF3	NVNMO1

Reinvested dividends	$236,547	17,559	37,365	33,406	10,880	260	261	9,283
Asset charges (note 3)	(10,058)	(9,461)	(13,850)	(4,840)	(5,359)	(7,653)	(82)	(27,677)

Net investment income (loss)	226,489	8,098	23,515	28,566	5,521	(7,393)	179	(18,394)

Realized gain (loss) on investments	27,275	(452,840)	(2,000,342)	(395,118)	(319,916)	15,499	13	176,443
Change in unrealized gain (loss) on investments	525,707	1,093,745	3,351,776	399,661	562,874	427,679	2,841	1,341,840

Net gain (loss) on investments	552,982	640,905	1,351,434	4,543	242,958	443,178	2,854	1,518,283

Reinvested capital gains	-	-	-	-	-	-	-	29,376

Net increase (decrease) in contract owners’ equity resulting from operations	$779,471	649,003	1,374,949	33,109	248,479	435,785	3,033	1,529,265

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1

Reinvested dividends	$46	666	3,663	3,777	3,166	12,615	2,091	7,416
Asset charges (note 3)	(48)	(472)	(889)	(1,121)	(477)	(3,128)	(914)	(870)

Net investment income (loss)	(2)	194	2,774	2,656	2,689	9,487	1,177	6,546

Realized gain (loss) on investments	612	(15,988)	12	(15,240)	(1,945)	(25,086)	(9,013)	(82)
Change in unrealized gain (loss) on investments	1,527	25,609	25,049	62,440	10,388	144,263	40,832	37,676

Net gain (loss) on investments	2,139	9,621	25,061	47,200	8,443	119,177	31,819	37,594

Reinvested capital gains	-	19	-	-	285	41	69	273

Net increase (decrease) in contract owners’ equity resulting from operations	$2,137	9,834	27,835	49,856	11,417	128,705	33,065	44,413

Investment Activity:	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1	GVGHS

Reinvested dividends	$4,472	381	537,992	5,316	464,519	57,154	713	1,486
Asset charges (note 3)	(413)	(35)	(245,815)	(2,734)	(82,376)	(60,875)	(1,709)	(2,288)

Net investment income (loss)	4,059	346	292,177	2,582	382,143	(3,721)	(996)	(802)

Realized gain (loss) on investments	1,244	177	(7,995,401)	(211,816)	95,531	(658,597)	(99,895)	(114,154)
Change in unrealized gain (loss) on investments	(4,369)	(354)	16,953,546	359,464	(384,218)	3,636,017	128,129	200,579

Net gain (loss) on investments	(3,125)	(177)	8,958,145	147,648	(288,687)	2,977,420	28,234	86,425

Reinvested capital gains	1,086	340	-	-	177,374	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,020	509	9,250,322	150,230	270,830	2,973,699	27,238	85,623

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$6,960	25,808	252	309	18,852	70,809	65,987	44,186
Asset charges (note 3)	(1,248)	(13,773)	(21)	(60)	(5,498)	(21,310)	(27,590)	(17,593)

Net investment income (loss)	5,712	12,035	231	249	13,354	49,499	38,397	26,593

Realized gain (loss) on investments	(75,669)	(1,135,522)	(1)	252	(35,621)	(273,498)	(324,366)	(82,458)
Change in unrealized gain (loss) on investments	127,924	1,576,024	(518)	2,750	107,690	908,238	1,169,710	349,270

Net gain (loss) on investments	52,255	440,502	(519)	3,002	72,069	634,740	845,344	266,812

Reinvested capital gains	-	116,847	299	107	6,222	105,442	213,950	39,489

Net increase (decrease) in contract owners’ equity resulting from operations	$57,967	569,384	11	3,358	91,645	789,681	1,097,691	332,894

Investment Activity:	GVUS1	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1

Reinvested dividends	$1,978	41,227	15,161	17,703	5,890	18,783	1,125	2,899
Asset charges (note 3)	(1,178)	(21,235)	(155,771)	(11,019)	(1,453)	(4,242)	(659)	(1,088)

Net investment income (loss)	800	19,992	(140,610)	6,684	4,437	14,541	466	1,811

Realized gain (loss) on investments	(210,379)	(409,379)	-	57,845	(38,442)	(354,770)	7,291	6,796
Change in unrealized gain (loss) on investments	290,240	1,647,145	-	640,587	107,015	538,289	35,793	49,270

Net gain (loss) on investments	79,861	1,237,766	-	698,432	68,573	183,519	43,084	56,066

Reinvested capital gains	-	132,345	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$80,661	1,390,103	(140,610)	705,116	73,010	198,060	43,550	57,877

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC

Reinvested dividends	$-	84,655	-	26,240	41,112	133,065	23,473	-
Asset charges (note 3)	(56,454)	(40,487)	(4,187)	(21,299)	(76,681)	(7,013)	(4,402)	(2,074)

Net investment income (loss)	(56,454)	44,168	(4,187)	4,941	(35,569)	126,052	19,071	(2,074)

Realized gain (loss) on investments	150,206	75,165	(358,073)	(895,528)	(1,397,208)	(183,361)	8,184	(51,089)
Change in unrealized gain (loss) on investments	3,045,427	1,974,047	547,591	1,924,031	5,954,673	324,190	(9,264)	177,618

Net gain (loss) on investments	3,195,633	2,049,212	189,518	1,028,503	4,557,465	140,829	(1,080)	126,529

Reinvested capital gains	-	-	-	-	-	-	6,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,139,179	2,093,380	185,331	1,033,444	4,521,896	266,881	24,385	124,455

Investment Activity:	GGTC3	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI

Reinvested dividends	$-	-	6	39	5,709	62,828	193,784	324
Asset charges (note 3)	(1,596)	(2,430)	(26)	(12)	(2,509)	(15,119)	(13,130)	(704)

Net investment income (loss)	(1,596)	(2,430)	(20)	27	3,200	47,709	180,654	(380)

Realized gain (loss) on investments	(129,555)	(209,319)	941	16	(58,039)	35,768	(167,698)	(243,656)
Change in unrealized gain (loss) on investments	274,483	316,232	412	408	186,203	1,141,555	297,416	333,443

Net gain (loss) on investments	144,928	106,913	1,353	424	128,164	1,177,323	129,718	89,787

Reinvested capital gains	-	-	104	21	-	25,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,332	104,483	1,437	472	131,364	1,250,070	310,372	89,407

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCA	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2

Reinvested dividends	$460	-	19,164	5,980	207,550	85,740	83,390	27,399
Asset charges (note 3)	(306)	(903)	(1,866)	(2,687)	(21,790)	(39,925)	(7,775)	(6,679)

Net investment income (loss)	154	(903)	17,298	3,293	185,760	45,815	75,615	20,720

Realized gain (loss) on investments	(9,497)	(70,651)	(318,433)	(180,121)	(133,660)	472,010	(153,204)	(52,343)
Change in unrealized gain (loss) on investments	24,573	147,507	361,513	347,973	439,091	1,590,741	347,057	159,445

Net gain (loss) on investments	15,076	76,856	43,080	167,852	305,431	2,062,751	193,853	107,102

Reinvested capital gains	-	-	-	23,335	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,230	75,953	60,378	194,480	491,191	2,108,566	269,468	127,822

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS	DSIF

Reinvested dividends	$82,893	43,842	31,330	923	396,758	-	26,552	798,059
Asset charges (note 3)	(13,936)	(6,015)	(4,195)	(992)	(34,077)	(2,307)	(5,090)	(190,724)

Net investment income (loss)	68,957	37,827	27,135	(69)	362,681	(2,307)	21,462	607,335

Realized gain (loss) on investments	(43,968)	(986,776)	(127,323)	(155,354)	(1,068,970)	(751,238)	(286,202)	(2,289,404)
Change in unrealized gain (loss) on investments	707,554	1,343,745	316,901	209,208	1,911,775	813,819	332,193	8,161,497

Net gain (loss) on investments	663,586	356,969	189,578	53,854	842,805	62,581	45,991	5,872,093

Reinvested capital gains	-	-	-	-	-	-	179,994	2,467,459

Net increase (decrease) in contract owners’ equity resulting from operations	$732,543	394,796	216,713	53,785	1,205,486	60,274	247,447	8,946,887

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DSRG	DCAP	DSC	DGI	FVCA2P	FALF	FVMOS	FQB

Reinvested dividends	$50,801	95,980	2,260	17,199	1,740	956	4,179	104,018
Asset charges (note 3)	(31,313)	(19,227)	(652)	(6,062)	(526)	(230)	(1,508)	(10,347)

Net investment income (loss)	19,488	76,753	1,608	11,137	1,214	726	2,671	93,671

Realized gain (loss) on investments	(621,107)	(94,927)	(90,896)	(42,235)	(5,242)	(79,078)	1,739	(53,184)
Change in unrealized gain (loss) on investments	2,134,876	470,553	116,860	363,806	12,506	74,821	(10,571)	263,048

Net gain (loss) on investments	1,513,769	375,626	25,964	321,571	7,264	(4,257)	(8,832)	209,864

Reinvested capital gains	-	280,064	-	-	-	-	4,242	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,533,257	732,443	27,572	332,708	8,478	(3,531)	(1,919)	303,535

Investment Activity:	FEIP	FHIP	FAMP	FCP	FNRS2	FF10S	FF20S	FF30S

Reinvested dividends	$830,679	875,618	302,302	541,036	8,126	12,873	21,870	11,327
Asset charges (note 3)	(208,152)	(63,928)	(79,569)	(208,479)	(17,603)	(2,072)	(3,511)	(3,177)

Net investment income (loss)	622,527	811,690	222,733	332,557	(9,477)	10,801	18,359	8,150

Realized gain (loss) on investments	(4,141,410)	(1,001,506)	(1,002,406)	(3,403,697)	(681,476)	(123,800)	(128,187)	(30,149)
Change in unrealized gain (loss) on investments	13,456,571	4,248,208	4,158,742	15,345,247	2,000,398	180,691	252,728	152,638

Net gain (loss) on investments	9,315,161	3,246,702	3,156,336	11,941,550	1,318,922	56,891	124,541	122,489

Reinvested capital gains	-	-	21,106	10,716	-	4,737	9,217	6,723

Net increase (decrease) in contract owners’ equity resulting from operations	$9,937,688	4,058,392	3,400,175	12,284,823	1,309,445	72,429	152,117	137,362

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOP	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR	FVSS

Reinvested dividends	$9,618	194,935	226,673	329,274	39,136	157,651	87,482	5,208
Asset charges (note 3)	(10,015)	(257,460)	(13,518)	(18,002)	(33,472)	(42,355)	(19,982)	(4,174)

Net investment income (loss)	(397)	(62,525)	213,155	311,272	5,664	115,296	67,500	1,034

Realized gain (loss) on investments	(146,762)	(5,256,306)	(322,408)	(28,931)	(917,843)	226,630	(481,927)	(322,411)
Change in unrealized gain (loss) on investments	925,998	16,323,642	979,571	219,877	3,081,963	1,378,448	1,382,081	746,805

Net gain (loss) on investments	779,236	11,067,336	657,163	190,946	2,164,120	1,605,078	900,154	424,394

Reinvested capital gains	-	38,375	-	15,861	34,403	24,404	13,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$778,839	11,043,186	870,318	518,079	2,204,187	1,744,778	980,848	425,428

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2

Reinvested dividends	$60,642	46,388	43,718	44,394	13,089	49,197	358,746	677
Asset charges (note 3)	(3,734)	(12,608)	(11,646)	(6,255)	(1,589)	(5,420)	(12,266)	(80)

Net investment income (loss)	56,908	33,780	32,072	38,139	11,500	43,777	346,480	597

Realized gain (loss) on investments	(140,222)	(270,608)	(284,296)	(435,084)	(51,231)	(514,026)	(14,861)	1,672
Change in unrealized gain (loss) on investments	305,858	630,706	757,121	1,050,776	118,728	791,793	85,365	2,345

Net gain (loss) on investments	165,636	360,098	472,825	615,692	67,497	277,767	70,504	4,017

Reinvested capital gains	-	-	101,518	4,161	14,644	59,468	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$222,544	393,878	606,415	657,992	93,641	381,012	416,984	4,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS

Reinvested dividends	$1,440	-	1,096	506	-	67,976	180	-
Asset charges (note 3)	(687)	(37,241)	(3,152)	(574)	(942)	(38,965)	(299)	(418)

Net investment income (loss)	753	(37,241)	(2,056)	(68)	(942)	29,011	(119)	(418)

Realized gain (loss) on investments	(95,075)	1,742,544	(83,275)	(144,596)	(169,871)	(8,969,691)	(93,995)	(22,473)
Change in unrealized gain (loss) on investments	117,163	(249,783)	243,444	180,074	209,833	13,210,302	120,645	43,512

Net gain (loss) on investments	22,088	1,492,761	160,169	35,478	39,962	4,240,611	26,650	21,039

Reinvested capital gains	-	-	-	-	-	301,955	261	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,841	1,455,520	158,113	35,410	39,020	4,571,577	26,792	20,621

Investment Activity:	AMSRS	OVMS	OVGR	OVB	OVGS3	OVGS	OVHI3	OVHI

Reinvested dividends	$5,801	-	18,334	-	123,640	367,187	-	-
Asset charges (note 3)	(1,379)	(36,811)	(30,695)	(24,687)	(31,095)	(82,184)	(524)	(252)

Net investment income (loss)	4,422	(36,811)	(12,361)	(24,687)	92,545	285,003	(524)	(252)

Realized gain (loss) on investments	(31,315)	(722,147)	59,339	(999,223)	(302,676)	109,741	(111,237)	(48,614)
Change in unrealized gain (loss) on investments	97,758	1,981,232	2,018,895	1,397,183	2,101,638	4,426,591	135,141	63,913

Net gain (loss) on investments	66,443	1,259,085	2,078,234	397,960	1,798,962	4,536,332	23,904	15,299

Reinvested capital gains	-	-	-	-	118,131	350,108	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,865	1,222,274	2,065,873	373,273	2,009,638	5,171,443	23,380	15,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVGI	OVSC	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB

Reinvested dividends	$21,687	4,758	-	790	9,879	1,305	-	737
Asset charges (note 3)	(4,371)	(3,595)	(3,892)	(270)	(1,831)	(297)	(1,310)	(1,695)

Net investment income (loss)	17,316	1,163	(3,892)	520	8,048	1,008	(1,310)	(958)

Realized gain (loss) on investments	(172,947)	(113,308)	(64,898)	2,271	7,261	(7,476)	(190,014)	(1,222)
Change in unrealized gain (loss) on investments	381,743	350,389	256,856	(8,370)	(47,264)	19,983	248,181	172,708

Net gain (loss) on investments	208,796	237,081	191,958	(6,099)	(40,003)	12,507	58,167	171,486

Reinvested capital gains	-	-	-	2,855	61,353	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$226,112	238,244	188,066	(2,724)	29,398	13,515	56,857	170,528

Investment Activity:	TRBCG2	TREI2	TRLT2	VWBF	VWEM	VWHA	WRASP	SVDF

Reinvested dividends	$-	17,878	39,287	110,201	9,012	23,140	429	-
Asset charges (note 3)	(4,033)	(5,241)	(5,795)	(18,358)	(29,833)	(54,094)	(1,907)	(17,392)

Net investment income (loss)	(4,033)	12,637	33,492	91,843	(20,821)	(30,954)	(1,478)	(17,392)

Realized gain (loss) on investments	(102,921)	(176,347)	35,744	(55,525)	(2,812,387)	(823,411)	2,617	451,192
Change in unrealized gain (loss) on investments	411,120	404,989	38,155	108,778	6,703,119	4,897,070	66,440	584,502

Net gain (loss) on investments	308,199	228,642	73,899	53,253	3,890,732	4,073,659	69,057	1,035,694

Reinvested capital gains	-	-	-	-	364,335	45,887	11,582	-

Net increase (decrease) in contract owners’ equity resulting from operations	$304,166	241,279	107,391	145,096	4,234,246	4,088,592	79,161	1,018,302

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SVOF	WFVSCG	WIEP	WVCP	SGRF

Reinvested dividends	$-	-	52,092	9,508	-
Asset charges (note 3)	(66,698)	(303)	(12,362)	(1,783)	(725)

Net investment income (loss)	(66,698)	(303)	39,730	7,725	(725)

Realized gain (loss) on investments	(8,320,287)	11,345	174,949	(200,469)	(289,267)
Change in unrealized gain (loss) on investments	13,359,229	11,001	302,922	291,127	299,926

Net gain (loss) on investments	5,038,942	22,346	477,871	90,658	10,659

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,972,244	22,043	517,601	98,383	9,934

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		CSIEF3		WSCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,027,709	10,006,884	10,563	-	(26)	-	33,910	(37,008)
Realized gain (loss) on investments	(80,284,445)	(15,282,527)	11,412	-	10,207	-	(2,991)	380,793
Change in unrealized gain (loss) on investments	219,114,353	(426,828,784)	25,369	-	(9,854)	-	1,182,566	(3,562,897)
Reinvested capital gains	5,942,878	59,451,887	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	151,800,495	(372,652,540)	47,344	-	327	-	1,213,485	(3,219,112)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,674,819	45,880,649	50,762	-	13,724	-	494,184	561,472
Transfers between funds	-	-	1,050,487	-	982,529	-	(292,715)	(402,015)
Surrenders (note 6)	(68,744,314)	(69,589,065)	(54,891)	-	-	-	(645,054)	(645,944)
Death benefits (note 4)	(8,263,634)	(5,248,165)	-	-	-	-	(6,683)	(24,127)
Net policy repayments (loans) (note 5)	8,679,157	692,692	(17,794)	-	-	-	210,014	10,729
Deductions for surrender charges (note 2d)	(100,842)	(77,526)	-	-	-	-	(9)	(2,686)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,685,872)	(44,068,901)	(33,254)	-	(2,336)	-	(456,024)	(499,662)
Asset charges (note 3):
MSP contracts	(262,061)	(355,063)	(248)	-	(17)	-	(2,022)	(2,774)
SL contracts or LSFP contracts	(158,413)	(296,649)	-	-	(64)	-	(1,720)	(3,704)
Adjustments to maintain reserves	(24,358)	(61,123)	(127)	-	(10,420)	-	48	(190)

Net equity transactions	(70,885,518)	(73,123,151)	994,935	-	983,416	-	(699,981)	(1,008,901)

Net change in contract owners’ equity	80,914,977	(445,775,691)	1,042,279	-	983,743	-	513,504	(4,228,013)
Contract owners’ equity beginning of period	566,826,718	1,012,602,409	-	-	-	-	5,734,274	9,962,287

Contract owners’ equity end of period	$647,741,695	566,826,718	1,042,279	-	983,743	-	6,247,778	5,734,274

CHANGES IN UNITS:
Beginning units	35,017,446	37,768,248	-	-	-	-	522,829	590,616
Units purchased	16,004,127	6,209,846	95,374	-	97,578	-	48,370	62,480
Units redeemed	(12,232,368)	(8,960,648)	(9,552)	-	(237)	-	(119,577)	(130,267)

Ending units	38,789,205	35,017,446	85,822	-	97,341	-	451,622	522,829

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS		JARLCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$17,830	12,118	(20,222)	(23,589)	(4,939)	(4,256)	281	239
Realized gain (loss) on investments	(69,129)	(77,884)	(284,300)	402,342	(9,765)	69,988	(41,070)	(8,502)
Change in unrealized gain (loss) on investments	195,066	(113,967)	1,772,505	(2,952,629)	486,148	(654,669)	51,000	(54,132)
Reinvested capital gains	19,453	45,702	-	-	-	-	-	7,105

Net increase (decrease) in contract owners’ equity resulting from operations	163,220	(134,031)	1,467,983	(2,573,876)	471,444	(588,937)	10,211	(55,290)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,259	9,553	234,996	298,610	129,144	88,255	5,581	13,530
Transfers between funds	471,070	329,429	1,333,111	1,517,687	524,022	(110,098)	(85,089)	1,291
Surrenders (note 6)	(14,013)	(1,950)	(289,289)	(289,197)	(62,680)	(46,680)	(34,025)	(1,224)
Death benefits (note 4)	-	-	(98)	(1,287)	(19,418)	(284)	-	-
Net policy repayments (loans) (note 5)	(52,769)	(2,033)	(17,186)	(42,355)	(31,607)	(5,520)	24,743	103
Deductions for surrender charges (note 2d)	-	-	(12)	(395)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,398)	(14,543)	(225,831)	(200,420)	(60,983)	(49,512)	(6,221)	(11,490)
Asset charges (note 3):
MSP contracts	(138)	(81)	(1,482)	(1,140)	(352)	(487)	-	(4)
SL contracts or LSFP contracts	(125)	(226)	(1,408)	(2,972)	(705)	(1,239)	(40)	(42)
Adjustments to maintain reserves	57	(155)	61	(1,846)	24	(77)	41	(141)

Net equity transactions	484,943	319,994	1,032,862	1,276,685	477,445	(125,642)	(95,010)	2,023

Net change in contract owners’ equity	648,163	185,963	2,500,845	(1,297,191)	948,889	(714,579)	(84,799)	(53,267)
Contract owners’ equity beginning of period	447,748	261,785	2,981,678	4,278,869	672,283	1,386,862	97,034	150,301

Contract owners’ equity end of period	$1,095,911	447,748	5,482,523	2,981,678	1,621,172	672,283	12,235	97,034

CHANGES IN UNITS:
Beginning units	35,039	17,140	449,410	358,074	230,028	265,442	8,304	8,172
Units purchased	40,041	19,409	191,484	167,777	182,699	28,274	646	1,936
Units redeemed	(6,514)	(1,510)	(72,219)	(76,441)	(57,849)	(63,688)	(8,119)	(1,804)

Ending units	68,566	35,039	568,675	449,410	354,878	230,028	831	8,304

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		JAIGS		MIGIC		MVFIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,472)	122,804	(2,791)	84,540	235	36	12,538	8,703
Realized gain (loss) on investments	(572,981)	(109,102)	(394,797)	63,421	(2,313)	(349)	(268,426)	(120,418)
Change in unrealized gain (loss) on investments	2,767,010	(4,262,223)	1,700,932	(3,103,948)	60,513	(101,581)	545,254	(690,613)
Reinvested capital gains	122,370	806,091	70,851	555,219	-	9,401	-	56,873

Net increase (decrease) in contract owners’ equity resulting from operations	2,311,927	(3,442,430)	1,374,195	(2,400,768)	58,435	(92,493)	289,366	(745,455)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	365,986	431,309	36,535	24,832	11,100	14,179	42,619	139,702
Transfers between funds	919,305	396,020	1,033,564	(307,655)	49,305	6,440	228,733	1,030,188
Surrenders (note 6)	(443,314)	(342,714)	(369,129)	(79,929)	(6,630)	(29,080)	(292,215)	(166,254)
Death benefits (note 4)	(6,282)	(12,596)	-	(71)	-	-	(14,616)	(2,485)
Net policy repayments (loans) (note 5)	2,809	(136,042)	(85,012)	(32,493)	1,549	21,584	(19,642)	(5,353)
Deductions for surrender charges (note 2d)	(13)	(3,119)	(2,394)	(86)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(257,922)	(263,886)	(138,117)	(143,803)	(12,222)	(12,556)	(96,941)	(70,869)
Asset charges (note 3):
MSP contracts	(1,257)	(1,465)	(604)	(747)	-	-	(364)	(283)
SL contracts or LSFP contracts	-	-	(2,361)	(5,288)	(48)	(68)	(343)	(663)
Adjustments to maintain reserves	40	(137)	46	(220)	20	(115)	61	(195)

Net equity transactions	579,352	67,370	472,528	(545,460)	43,074	384	(152,708)	923,788

Net change in contract owners’ equity	2,891,279	(3,375,060)	1,846,723	(2,946,228)	101,509	(92,109)	136,658	178,333
Contract owners’ equity beginning of period	2,923,283	6,298,343	1,932,673	4,878,901	147,782	239,891	1,514,198	1,335,865

Contract owners’ equity end of period	$5,814,562	2,923,283	3,779,396	1,932,673	249,291	147,782	1,650,856	1,514,198

CHANGES IN UNITS:
Beginning units	416,575	426,652	232,586	279,678	15,241	15,528	116,474	68,932
Units purchased	120,143	75,179	76,484	6,971	6,873	1,989	7,101	57,510
Units redeemed	(71,572)	(85,256)	(56,162)	(54,063)	(3,645)	(2,276)	(19,582)	(9,968)

Ending units	465,146	416,575	252,908	232,586	18,469	15,241	103,993	116,474

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVFI		MSEM		MSVRE		NVAGF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15,802	34,882	142,784	131,296	218,712	403,514	1,059	-
Realized gain (loss) on investments	(89,415)	(24,673)	(218,375)	(96,663)	(10,299,056)	(445,707)	19	-
Change in unrealized gain (loss) on investments	99,546	(115,402)	556,675	(431,832)	10,773,973	(10,735,669)	292	-
Reinvested capital gains	-	-	-	81,645	-	5,230,541	152	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,933	(105,193)	481,084	(315,554)	693,629	(5,547,321)	1,522	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,700	18,351	77,307	77,658	270,810	548,744	-	-
Transfers between funds	(165,853)	334,225	791	(335,762)	(6,931,226)	(532,408)	32,879	-
Surrenders (note 6)	(391,610)	(9,769)	(158,357)	(71,152)	(864,063)	(1,196,916)	-	-
Death benefits (note 4)	-	-	(16,874)	(6,683)	(27,364)	(179,983)	-	-
Net policy repayments (loans) (note 5)	(728)	138	(8,836)	(24,285)	50,347	(52,719)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(2,161)	(1)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,456)	(36,611)	(100,374)	(90,648)	(330,944)	(609,613)	(275)	-
Asset charges (note 3):
MSP contracts	(75)	(96)	(989)	(1,082)	(1,709)	(5,534)	-	-
SL contracts or LSFP contracts	(41)	(151)	(708)	(940)	(2,311)	(5,401)	-	-
Adjustments to maintain reserves	54	(127)	120	(288)	178	(695)	(6)	-

Net equity transactions	(572,009)	305,960	(207,920)	(453,182)	(7,838,443)	(2,034,526)	32,598	-

Net change in contract owners’ equity	(546,076)	200,767	273,164	(768,736)	(7,144,814)	(7,581,847)	34,120	-
Contract owners’ equity beginning of period	763,210	562,443	1,586,597	2,355,333	8,490,310	16,072,157	-	-

Contract owners’ equity end of period	$217,134	763,210	1,859,761	1,586,597	1,345,496	8,490,310	34,120	-

CHANGES IN UNITS:
Beginning units	71,700	47,388	86,443	109,086	290,222	335,358	-	-
Units purchased	1,565	35,400	9,827	7,258	13,064	39,572	3,023	-
Units redeemed	(54,523)	(11,088)	(17,999)	(29,901)	(251,555)	(84,708)	(25)	-

Ending units	18,742	71,700	78,271	86,443	51,731	290,222	2,998	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF6		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$388	-	130	-	(3,934)	23,983	(1,951)	59,880
Realized gain (loss) on investments	53	-	90	-	(118,629)	(60,518)	(28,143)	(63,167)
Change in unrealized gain (loss) on investments	506	-	2,154	-	302,509	(373,002)	173,429	(145,166)
Reinvested capital gains	48	-	708	-	25,668	14,350	441	1,035

Net increase (decrease) in contract owners’ equity resulting from operations	995	-	3,082	-	205,614	(395,187)	143,776	(147,418)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,499	-	5,543	-	72,027	57,923	35,871	97,393
Transfers between funds	4,934	-	10,943	-	6,804	422,134	259,409	671,905
Surrenders (note 6)	-	-	-	-	(84,724)	(44,977)	(67,025)	(283,265)
Death benefits (note 4)	-	-	-	-	-	(28,159)	-	(29,020)
Net policy repayments (loans) (note 5)	-	-	-	-	(2,610)	(21,057)	8,934	(17,817)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(692)	-	(929)	-	(50,975)	(40,829)	(46,602)	(35,890)
Asset charges (note 3):
MSP contracts	-	-	-	-	(1,044)	(1,707)	(594)	(736)
SL contracts or LSFP contracts	(15)	-	(16)	-	-	-	-	-
Adjustments to maintain reserves	2	-	11	-	48	(109)	38	(55)

Net equity transactions	9,728	-	15,552	-	(60,474)	343,219	190,031	402,515

Net change in contract owners’ equity	10,723	-	18,634	-	145,140	(51,968)	333,807	255,097
Contract owners’ equity beginning of period	-	-	-	-	936,673	988,641	1,159,763	904,666

Contract owners’ equity end of period	$10,723	-	18,634	-	1,081,813	936,673	1,493,570	1,159,763

CHANGES IN UNITS:
Beginning units	-	-	-	-	120,488	88,906	120,147	84,040
Units purchased	1,002	-	1,566	-	18,449	49,788	26,066	60,365
Units redeemed	(63)	-	(81)	-	(25,439)	(18,206)	(7,572)	(24,258)

Ending units	939	-	1,485	-	113,498	120,488	138,641	120,147

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,344)	32,366	(7,196)	22,997	(3,301)	12,810	12,654	14,628
Realized gain (loss) on investments	(267,361)	(56,626)	(168,204)	2,867	(39,663)	(46,688)	(2,841)	(11,408)
Change in unrealized gain (loss) on investments	583,424	(716,844)	451,517	(920,627)	206,182	(282,018)	40,108	(54,160)
Reinvested capital gains	94,004	49,565	166,988	88,613	16,986	239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	403,723	(691,539)	443,105	(806,150)	180,204	(315,657)	49,921	(50,940)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	95,416	133,746	97,995	88,801	17,472	27,425	-	-
Transfers between funds	165,496	306,882	317,015	452,776	96,149	609,116	-	(12,333)
Surrenders (note 6)	(92,415)	(81,865)	(105,135)	(142,604)	(19,922)	(65,858)	(147)	(15,075)
Death benefits (note 4)	-	-	(6,651)	-	-	-	-	(1,827)
Net policy repayments (loans) (note 5)	(7,713)	(24,696)	(17,533)	(23,303)	(12)	(20,134)	(218)	(609)
Deductions for surrender charges (note 2d)	-	(26)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,384)	(56,028)	(81,279)	(70,867)	(18,703)	(12,362)	(6,219)	(7,297)
Asset charges (note 3):
MSP contracts	(591)	(1,073)	(344)	(433)	(170)	(135)	(473)	(491)
SL contracts or LSFP contracts	-	-	-	-	-	-	(57)	(136)
Adjustments to maintain reserves	43	(108)	24	(69)	28	(50)	40	(131)

Net equity transactions	97,852	276,832	204,092	304,301	74,842	538,002	(7,074)	(37,899)

Net change in contract owners’ equity	501,575	(414,707)	647,197	(501,849)	255,046	222,345	42,847	(88,839)
Contract owners’ equity beginning of period	1,074,340	1,489,047	1,100,502	1,602,351	581,172	358,827	112,937	201,776

Contract owners’ equity end of period	$1,575,915	1,074,340	1,747,699	1,100,502	836,218	581,172	155,784	112,937

CHANGES IN UNITS:
Beginning units	143,134	121,136	172,541	139,420	95,644	36,398	11,167	14,354
Units purchased	27,514	40,580	52,818	58,152	15,492	64,533	5	170
Units redeemed	(21,519)	(18,582)	(26,941)	(25,031)	(5,308)	(5,287)	(598)	(3,357)

Ending units	149,129	143,134	198,418	172,541	105,828	95,644	10,574	11,167

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GVGU1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$226,489	79,852	8,098	8,890	23,515	37,390	28,566	41,914
Realized gain (loss) on investments	27,275	(92,752)	(452,840)	367,426	(2,000,342)	(36,098)	(395,118)	(221,691)
Change in unrealized gain (loss) on investments	525,707	(254,774)	1,093,745	(2,413,728)	3,351,776	(5,531,866)	399,661	(522,176)
Reinvested capital gains	-	-	-	409,664	-	1,178,652	-	21,235

Net increase (decrease) in contract owners’ equity resulting from operations	779,471	(267,674)	649,003	(1,627,748)	1,374,949	(4,351,922)	33,109	(680,718)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	165,027	140,722	24,993	1,094	214,983	331,324	23,639	98,291
Transfers between funds	1,874,478	249,188	384,959	(790,405)	(68,779)	(326,453)	(149,999)	(402,582)
Surrenders (note 6)	(70,330)	(26,471)	(70,276)	(90,982)	(500,101)	(461,432)	(68,345)	(102,044)
Death benefits (note 4)	-	(6,247)	(29,610)	(21,723)	(11,960)	(1,845)	(48,569)	-
Net policy repayments (loans) (note 5)	(28,238)	(6,332)	(4,563)	(16,344)	(18,933)	(50,698)	(6,721)	(12,823)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,134)	(1,379)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,001)	(39,580)	(59,750)	(71,516)	(194,263)	(246,421)	(45,939)	(62,152)
Asset charges (note 3):
MSP contracts	(729)	(577)	-	-	(1,619)	(2,302)	(270)	(584)
SL contracts or LSFP contracts	(310)	(219)	(280)	(612)	(1,181)	(2,697)	(736)	(1,658)
Adjustments to maintain reserves	76	(118)	44	(1,015)	57	(1,911)	87	(324)

Net equity transactions	1,870,973	310,366	245,517	(991,503)	(582,930)	(763,814)	(296,853)	(483,876)

Net change in contract owners’ equity	2,650,444	42,692	894,520	(2,619,251)	792,019	(5,115,736)	(263,744)	(1,164,594)
Contract owners’ equity beginning of period	705,381	662,689	984,977	3,604,228	2,810,465	7,926,201	1,147,858	2,312,452

Contract owners’ equity end of period	$3,355,825	705,381	1,879,497	984,977	3,602,484	2,810,465	884,114	1,147,858

CHANGES IN UNITS:
Beginning units	82,956	55,808	66,869	103,806	255,830	302,716	71,830	96,884
Units purchased	204,082	37,019	24,162	3,278	34,463	28,476	4,556	9,390
Units redeemed	(15,323)	(9,871)	(11,370)	(40,215)	(88,978)	(75,362)	(24,816)	(34,444)

Ending units	271,715	82,956	79,661	66,869	201,315	255,830	51,570	71,830

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GIG		GIG3		GEF3		NVNMO1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,521	11,191	(7,393)	243	179	-	(18,394)	(6)
Realized gain (loss) on investments	(319,916)	(145,125)	15,499	(5,992)	13	-	176,443	(16)
Change in unrealized gain (loss) on investments	562,874	(1,093,489)	427,679	(14,411)	2,841	-	1,341,840	(736)
Reinvested capital gains	-	237,212	-	5,376	-	-	29,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	248,479	(990,211)	435,785	(14,784)	3,033	-	1,529,265	(758)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,891	50,189	87,688	681	34	-	318,598	-
Transfers between funds	(134,453)	(835,423)	3,777,109	36,945	69,298	-	12,913,731	1,676
Surrenders (note 6)	(33,717)	(65,164)	(314,802)	(11)	-	-	(1,001,584)	-
Death benefits (note 4)	(645)	-	(7,859)	-	-	-	(2,772)	-
Net policy repayments (loans) (note 5)	(5,619)	4,527	(28,606)	93	-	-	65,646	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,830)	(62,936)	(99,157)	(420)	(108)	-	(357,706)	(35)
Asset charges (note 3):
MSP contracts	(290)	(432)	(1,130)	(37)	-	-	(3,156)	-
SL contracts or LSFP contracts	(394)	(673)	-	-	-	-	(5)	-
Adjustments to maintain reserves	38	(194)	29	(12)	4	-	67	(2)

Net equity transactions	(179,019)	(910,106)	3,413,272	37,239	69,228	-	11,932,819	1,639

Net change in contract owners’ equity	69,460	(1,900,317)	3,849,057	22,455	72,261	-	13,462,084	881
Contract owners’ equity beginning of period	966,773	2,867,090	22,455	-	-	-	881	-

Contract owners’ equity end of period	$1,036,233	966,773	3,871,512	22,455	72,261	-	13,462,965	881

CHANGES IN UNITS:
Beginning units	109,827	176,356	4,079	-	-	-	171	-
Units purchased	6,547	8,318	612,025	4,169	5,414	-	1,887,171	177
Units redeemed	(25,250)	(74,847)	(70,259)	(90)	(8)	-	(173,955)	(6)

Ending units	91,124	109,827	545,845	4,079	5,406	-	1,713,387	171

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVCRA1		NVCRB1		NVCCA1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2)	1	194	554	2,774	959	2,656	1,803
Realized gain (loss) on investments	612	-	(15,988)	(75)	12	(33,841)	(15,240)	(1,469)
Change in unrealized gain (loss) on investments	1,527	6	25,609	(6,387)	25,049	(8,167)	62,440	(52,084)
Reinvested capital gains	-	-	19	2,722	-	518	-	1,368

Net increase (decrease) in contract owners’ equity resulting from operations	2,137	7	9,834	(3,186)	27,835	(40,531)	49,856	(50,382)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,293	423	5,429	1,150	78,961	710	56,959	3,297
Transfers between funds	27,340	-	(45,230)	127,836	41,715	149,909	66,070	194,195
Surrenders (note 6)	-	-	(986)	-	-	-	(7,112)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	1,733	621	36	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185)	(1)	(2,963)	(783)	(23,926)	(5,144)	(20,161)	(3,965)
Asset charges (note 3):
MSP contracts	-	-	-	-	(36)	-	(36)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(4)	13	(12)	18	(15)	7	(7)

Net equity transactions	28,450	418	(43,737)	128,191	98,465	146,081	95,763	193,520

Net change in contract owners’ equity	30,587	425	(33,903)	125,005	126,300	105,550	145,619	143,138
Contract owners’ equity beginning of period	425	-	125,005	-	105,550	-	143,138	-

Contract owners’ equity end of period	$31,012	425	91,102	125,005	231,850	105,550	288,757	143,138

CHANGES IN UNITS:
Beginning units	69	-	19,559	-	13,239	-	19,781	-
Units purchased	3,804	70	4,746	19,679	14,060	13,966	18,274	20,274
Units redeemed	(25)	(1)	(13,203)	(120)	(2,898)	(727)	(5,773)	(493)

Ending units	3,848	69	11,102	19,559	24,401	13,239	32,282	19,781

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCN1		NVCMD1		NVCMA1		NVCMC1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,689	528	9,487	3,605	1,177	810	6,546	503
Realized gain (loss) on investments	(1,945)	(179)	(25,086)	(6,005)	(9,013)	(824)	(82)	(148)
Change in unrealized gain (loss) on investments	10,388	(3,190)	144,263	(73,105)	40,832	(21,419)	37,676	223
Reinvested capital gains	285	85	41	2,532	69	956	273	192

Net increase (decrease) in contract owners’ equity resulting from operations	11,417	(2,756)	128,705	(72,973)	33,065	(20,477)	44,413	770

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,545	1,292	119,143	316	12,863	2,596	30,167	1,182
Transfers between funds	122,527	52,137	296,813	468,436	66,144	108,687	342,588	63,638
Surrenders (note 6)	(33,558)	-	(3,142)	(10,107)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,223	-	12,514	2,944	220	(3,342)	(3,392)	383
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,524)	(1,040)	(52,384)	(11,579)	(10,413)	(2,486)	(16,621)	(1,103)
Asset charges (note 3):
MSP contracts	(130)	(15)	(566)	-	-	-	(808)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	21	(16)	20	(22)	4	(13)	(2)	(3)

Net equity transactions	94,104	52,358	372,398	449,988	68,818	105,442	351,932	64,097

Net change in contract owners’ equity	105,521	49,602	501,103	377,015	101,883	84,965	396,345	64,867
Contract owners’ equity beginning of period	49,602	-	377,015	-	84,965	-	64,867	-

Contract owners’ equity end of period	$155,123	49,602	878,118	377,015	186,848	84,965	461,212	64,867

CHANGES IN UNITS:
Beginning units	5,445	-	49,590	-	12,378	-	7,773	-
Units purchased	15,335	5,562	54,063	52,939	10,955	13,039	42,690	8,004
Units redeemed	(5,678)	(117)	(8,462)	(3,349)	(1,697)	(661)	(3,332)	(231)

Ending units	15,102	5,445	95,191	49,590	21,636	12,378	47,131	7,773

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCBD1		NVLCP1		TRF		GVGF1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,059	256	346	3	292,177	472,384	2,582	8,067
Realized gain (loss) on investments	1,244	(158)	177	-	(7,995,401)	(4,546,171)	(211,816)	(249,384)
Change in unrealized gain (loss) on investments	(4,369)	75	(354)	1	16,953,546	(35,324,300)	359,464	(131,228)
Reinvested capital gains	1,086	-	340	-	-	9,583,600	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,020	173	509	4	9,250,322	(29,814,487)	150,230	(372,545)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,479	151	2,416	167	4,469,521	4,992,536	64,825	48,889
Transfers between funds	120,229	16,262	16,515	-	(798,299)	(1,800,074)	28,042	19,979
Surrenders (note 6)	-	-	(29)	-	(4,175,649)	(4,602,104)	(21,948)	(12,512)
Death benefits (note 4)	-	-	-	-	(304,220)	(498,485)	(32,411)	-
Net policy repayments (loans) (note 5)	(2,439)	-	-	-	1,285,364	297,738	(4,474)	(67,219)
Deductions for surrender charges (note 2d)	-	-	-	-	(3,642)	(1,263)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,780)	(239)	(343)	-	(4,544,578)	(4,811,045)	(21,378)	(22,242)
Asset charges (note 3):
MSP contracts	-	-	-	-	(12,422)	(19,381)	(33)	(34)
SL contracts or LSFP contracts	(59)	-	-	-	(5,890)	(9,834)	(142)	(574)
Adjustments to maintain reserves	(13)	(2)	9	(12)	196	208	39	(166)

Net equity transactions	117,417	16,172	18,568	155	(4,089,619)	(6,451,704)	12,520	(33,879)

Net change in contract owners’ equity	119,437	16,345	19,077	159	5,160,703	(36,266,191)	162,750	(406,424)
Contract owners’ equity beginning of period	16,345	-	159	-	39,639,477	75,905,668	376,243	782,667

Contract owners’ equity end of period	$135,782	16,345	19,236	159	44,800,180	39,639,477	538,993	376,243

CHANGES IN UNITS:
Beginning units	1,649	-	16	-	1,622,115	1,803,842	37,173	41,140
Units purchased	11,485	1,674	1,688	16	196,282	182,101	15,415	8,878
Units redeemed	(502)	(25)	(31)	-	(354,511)	(363,828)	(12,052)	(12,845)

Ending units	12,632	1,649	1,673	16	1,463,886	1,622,115	40,536	37,173

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGH1		GVGHS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$382,143	492,424	(3,721)	(45,750)	(996)	(1,690)	(802)	(1,052)
Realized gain (loss) on investments	95,531	(123,195)	(658,597)	(1,037,461)	(99,895)	263	(114,154)	(80,767)
Change in unrealized gain (loss) on investments	(384,218)	567,500	3,636,017	(5,462,625)	128,129	(149,340)	200,579	(176,458)
Reinvested capital gains	177,374	-	-	-	-	32,434	-	58,100

Net increase (decrease) in contract owners’ equity resulting from operations	270,830	936,729	2,973,699	(6,545,836)	27,238	(118,333)	85,623	(200,177)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	603,723	711,251	1,302,824	1,476,883	-	-	37,054	29,513
Transfers between funds	(2,745,589)	4,330,480	(383,491)	(445,026)	(154,543)	118,391	(161,538)	246,388
Surrenders (note 6)	(1,107,357)	(497,718)	(1,176,916)	(1,041,927)	(1,160)	(911)	(77,559)	(10,967)
Death benefits (note 4)	(126,230)	(116,995)	(25,543)	(67,965)	(35,800)	(1,218)	-	-
Net policy repayments (loans) (note 5)	60,231	(214,412)	379,586	27,195	(4,162)	(29,906)	6,005	11,121
Deductions for surrender charges (note 2d)	-	(20)	(3,339)	(4,083)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(829,454)	(662,659)	(1,189,957)	(1,200,750)	(10,459)	(11,991)	(31,861)	(25,935)
Asset charges (note 3):
MSP contracts	(12,358)	(12,177)	(2,479)	(3,167)	(109)	(125)	(25)	(21)
SL contracts or LSFP contracts	(3,162)	(3,864)	(3,033)	(4,995)	(46)	(76)	(362)	(343)
Adjustments to maintain reserves	229	(149)	114	(395)	50	(115)	32	(75)

Net equity transactions	(4,159,967)	3,533,737	(1,102,234)	(1,264,230)	(206,229)	74,049	(228,254)	249,681

Net change in contract owners’ equity	(3,889,137)	4,470,466	1,871,465	(7,810,066)	(178,991)	(44,284)	(142,631)	49,504
Contract owners’ equity beginning of period	15,771,803	11,301,337	9,750,311	17,560,377	359,934	404,218	597,811	548,307

Contract owners’ equity end of period	$11,882,666	15,771,803	11,621,776	9,750,311	180,943	359,934	455,180	597,811

CHANGES IN UNITS:
Beginning units	659,060	472,828	761,318	843,818	32,799	27,194	65,060	44,506
Units purchased	27,990	264,322	129,275	155,632	659	11,778	7,609	26,843
Units redeemed	(243,283)	(78,090)	(207,948)	(238,132)	(19,653)	(6,173)	(30,951)	(6,289)

Ending units	443,767	659,060	682,645	761,318	13,805	32,799	41,718	65,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIX6		GVIDA		NVDBL2		NVDCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,712	6,157	12,035	48,584	231	-	249	-
Realized gain (loss) on investments	(75,669)	(8,862)	(1,135,522)	(123,041)	(1)	-	252	-
Change in unrealized gain (loss) on investments	127,924	(205,696)	1,576,024	(1,906,004)	(518)	-	2,750	-
Reinvested capital gains	-	575	116,847	518,286	299	-	107	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,967	(207,826)	569,384	(1,462,175)	11	-	3,358	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,156	4,017	154,941	232,455	235	-	18,999	-
Transfers between funds	221,991	106,218	264,173	(198,944)	41,739	-	556	-
Surrenders (note 6)	(16,698)	(2,993)	(990,008)	(785,152)	-	-	-	-
Death benefits (note 4)	(3,435)	-	(15,952)	(19,775)	-	-	-	-
Net policy repayments (loans) (note 5)	1,449	263	160,907	(11,426)	-	-	(102)	-
Deductions for surrender charges (note 2d)	-	-	(443)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,493)	(9,600)	(167,231)	(175,108)	(68)	-	(2,504)	-
Asset charges (note 3):
MSP contracts	(21)	(2)	(403)	(630)	-	-	-	-
SL contracts or LSFP contracts	-	-	(73)	(25)	-	-	-	-
Adjustments to maintain reserves	20	(72)	57	(140)	(1)	-	5	-

Net equity transactions	199,969	97,831	(594,032)	(958,745)	41,905	-	16,954	-

Net change in contract owners’ equity	257,936	(109,995)	(24,648)	(2,420,920)	41,916	-	20,312	-
Contract owners’ equity beginning of period	276,031	386,026	2,098,988	4,519,908	-	-	-	-

Contract owners’ equity end of period	$533,967	276,031	2,074,340	2,098,988	41,916	-	20,312	-

CHANGES IN UNITS:
Beginning units	40,920	32,394	206,398	279,196	-	-	-	-
Units purchased	24,734	11,571	65,470	21,917	3,619	-	1,901	-
Units redeemed	(4,204)	(3,045)	(110,742)	(94,715)	(6)	-	(231)	-

Ending units	61,450	40,920	161,126	206,398	3,613	-	1,670	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$13,354	24,733	49,499	135,769	38,397	126,421	26,593	60,263
Realized gain (loss) on investments	(35,621)	(23,113)	(273,498)	(90,026)	(324,366)	(94,442)	(82,458)	(17,593)
Change in unrealized gain (loss) on investments	107,690	(73,535)	908,238	(2,081,356)	1,169,710	(3,196,425)	349,270	(581,692)
Reinvested capital gains	6,222	15,025	105,442	493,348	213,950	703,320	39,489	129,982

Net increase (decrease) in contract owners’ equity resulting from operations	91,645	(56,890)	789,681	(1,542,265)	1,097,691	(2,461,126)	332,894	(409,040)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,378	29,904	299,598	337,041	350,481	382,555	197,105	186,967
Transfers between funds	428,901	155,787	269,698	14,799	89,512	574,827	28,035	553,266
Surrenders (note 6)	(123,388)	(42,171)	(537,561)	(724,604)	(639,862)	(428,349)	(215,495)	(179,032)
Death benefits (note 4)	-	-	-	(172,288)	(15,487)	(5,329)	-	(3,261)
Net policy repayments (loans) (note 5)	(9,418)	(53,816)	47,335	(116,741)	58,088	(115,456)	29,425	19,854
Deductions for surrender charges (note 2d)	-	-	-	-	-	(179)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,539)	(49,554)	(352,557)	(360,243)	(390,645)	(406,891)	(121,305)	(98,694)
Asset charges (note 3):
MSP contracts	(437)	(189)	(8,791)	(9,699)	(3,336)	(4,216)	(1,527)	(1,596)
SL contracts or LSFP contracts	(320)	(237)	(757)	(713)	(1,354)	(1,853)	(86)	(30)
Adjustments to maintain reserves	52	(140)	49	(151)	70	(155)	52	(84)

Net equity transactions	272,229	39,584	(282,986)	(1,032,599)	(552,533)	(5,046)	(83,796)	477,390

Net change in contract owners’ equity	363,874	(17,306)	506,695	(2,574,864)	545,158	(2,466,172)	249,098	68,350
Contract owners’ equity beginning of period	883,300	900,606	4,453,818	7,028,682	4,924,384	7,390,556	2,324,593	2,256,243

Contract owners’ equity end of period	$1,247,174	883,300	4,960,513	4,453,818	5,469,542	4,924,384	2,573,691	2,324,593

CHANGES IN UNITS:
Beginning units	74,456	71,116	402,318	487,082	464,722	476,896	204,094	167,230
Units purchased	41,731	21,103	47,398	68,848	48,326	111,074	25,400	59,929
Units redeemed	(19,634)	(17,763)	(72,106)	(153,612)	(96,076)	(123,248)	(31,135)	(23,065)

Ending units	96,553	74,456	377,610	402,318	416,972	464,722	198,359	204,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUS1		MCIF		SAM		NVMIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$800	1,647	19,992	39,795	(140,610)	569,128	6,684	(1)
Realized gain (loss) on investments	(210,379)	(77,696)	(409,379)	68,127	-	-	57,845	(1)
Change in unrealized gain (loss) on investments	290,240	(276,877)	1,647,145	(2,710,007)	-	-	640,587	(5)
Reinvested capital gains	-	-	132,345	345,867	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,661	(352,926)	1,390,103	(2,256,218)	(140,610)	569,128	705,116	(7)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,489	11,475	331,069	200,629	1,766,659	2,357,487	115,018	18
Transfers between funds	(206,888)	(44,006)	320,670	(144,973)	(525,683)	14,867,022	4,852,400	1,451
Surrenders (note 6)	(59,757)	(25,770)	(667,033)	(421,446)	(12,952,416)	(16,305,953)	(133,668)	-
Death benefits (note 4)	-	-	(88,124)	(79,629)	(1,133,972)	(374,013)	(11,418)	-
Net policy repayments (loans) (note 5)	9,148	(5,009)	32,674	2,563	1,998,870	1,552,252	(1,375)	-
Deductions for surrender charges (note 2d)	-	-	(3,165)	-	(4,444)	(2,880)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,702)	(21,999)	(366,761)	(248,482)	(2,062,890)	(2,071,291)	(126,055)	(7)
Asset charges (note 3):
MSP contracts	(262)	(396)	(2,032)	(3,016)	(26,386)	(29,949)	(846)	-
SL contracts or LSFP contracts	(51)	(221)	(1,383)	(2,337)	(11,472)	(20,899)	(19)	-
Adjustments to maintain reserves	34	(128)	100	(221)	(416)	(562)	27	2

Net equity transactions	(252,989)	(86,054)	(443,985)	(696,912)	(12,952,150)	(28,786)	4,694,064	1,464

Net change in contract owners’ equity	(172,328)	(438,980)	946,118	(2,953,130)	(13,092,760)	540,342	5,399,180	1,457
Contract owners’ equity beginning of period	296,557	735,537	3,756,894	6,710,024	36,640,271	36,099,929	1,457	-

Contract owners’ equity end of period	$124,229	296,557	4,703,012	3,756,894	23,547,511	36,640,271	5,400,637	1,457

CHANGES IN UNITS:
Beginning units	33,991	42,088	343,666	388,144	2,100,716	2,150,644	238	-
Units purchased	1,140	2,149	65,898	61,000	228,267	934,218	686,847	239
Units redeemed	(24,513)	(10,246)	(94,539)	(105,478)	(950,766)	(984,146)	(36,896)	(1)

Ending units	10,618	33,991	315,025	343,666	1,378,217	2,100,716	650,189	238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIVI		GVDIV3		NVMLG1		NVMLV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,437	5,567	14,541	17,572	466	3	1,811	407
Realized gain (loss) on investments	(38,442)	(17,065)	(354,770)	(107,080)	7,291	(45)	6,796	(20,030)
Change in unrealized gain (loss) on investments	107,015	(328,287)	538,289	(974,551)	35,793	(580)	49,270	(6,469)
Reinvested capital gains	-	67,064	-	210,461	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,010	(272,721)	198,060	(853,598)	43,550	(622)	57,877	(26,092)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2	(1)	53,139	91,287	7,922	(32)	8,821	-
Transfers between funds	(12,870)	(83,599)	58,972	(406,113)	280,455	1,982	316,813	121,373
Surrenders (note 6)	(7,753)	(20,492)	(115,001)	(76,806)	(6,648)	-	(11,721)	-
Death benefits (note 4)	-	-	(3,956)	(5,456)	(2,944)	-	-	-
Net policy repayments (loans) (note 5)	(4,252)	(2,477)	(11,110)	17,168	(1,923)	-	1,690	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,426)	(16,669)	(46,069)	(53,585)	(6,241)	(8)	(10,179)	(835)
Asset charges (note 3):
MSP contracts	(80)	(144)	(212)	(333)	(130)	(5)	(187)	-
SL contracts or LSFP contracts	(21)	(51)	(241)	(453)	-	-	-	-
Adjustments to maintain reserves	46	(212)	14,698	1,181	1	(4)	14	(4)

Net equity transactions	(37,354)	(123,645)	(49,780)	(433,110)	270,492	1,933	305,251	120,534

Net change in contract owners’ equity	35,656	(396,366)	148,280	(1,286,708)	314,042	1,311	363,128	94,442
Contract owners’ equity beginning of period	280,719	677,085	898,718	2,185,426	1,311	-	94,442	-

Contract owners’ equity end of period	$316,375	280,719	1,046,998	898,718	315,353	1,311	457,570	94,442

CHANGES IN UNITS:
Beginning units	22,711	29,250	117,983	153,166	206	-	14,906	-
Units purchased	1,310	-	14,152	17,544	40,667	208	43,670	15,035
Units redeemed	(4,236)	(6,539)	(25,916)	(52,727)	(2,371)	(2)	(1,715)	(129)

Ending units	19,785	22,711	106,219	117,983	38,502	206	56,861	14,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,454)	-	44,168	-	(4,187)	(6,678)	4,941	42,426
Realized gain (loss) on investments	150,206	(775)	75,165	-	(358,073)	(105,359)	(895,528)	(751,712)
Change in unrealized gain (loss) on investments	3,045,427	(609)	1,974,047	-	547,591	(655,281)	1,924,031	(1,883,749)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,179	(1,384)	2,093,380	-	185,331	(767,318)	1,033,444	(2,593,035)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	668,649	(24)	392,261	-	34,385	46,867	242,365	338,074
Transfers between funds	23,993,647	3,046	17,853,536	-	(184,267)	53,917	(419,326)	(665,221)
Surrenders (note 6)	(665,007)	-	(717,594)	-	(42,074)	(51,190)	(413,725)	(458,039)
Death benefits (note 4)	(59,489)	-	(35,512)	-	(3,633)	(44,869)	(80,345)	(80,363)
Net policy repayments (loans) (note 5)	64,720	-	21,551	-	211	(23,201)	60,812	(131,703)
Deductions for surrender charges (note 2d)	(742)	-	(441)	-	-	-	(1,285)	(161)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(758,266)	(22)	(450,258)	-	(55,967)	(54,853)	(302,226)	(321,728)
Asset charges (note 3):
MSP contracts	(2,879)	(13)	(2,024)	-	(128)	(284)	(2,441)	(3,619)
SL contracts or LSFP contracts	(110)	-	(22)	-	(208)	(393)	(3,423)	(6,159)
Adjustments to maintain reserves	41	(4)	73	-	34	(69)	149	(355)

Net equity transactions	23,240,564	2,983	17,061,570	-	(251,647)	(74,075)	(919,445)	(1,329,274)

Net change in contract owners’ equity	26,379,743	1,599	19,154,950	-	(66,316)	(841,393)	113,999	(3,922,309)
Contract owners’ equity beginning of period	1,599	-	-	-	878,216	1,719,609	4,950,569	8,872,878

Contract owners’ equity end of period	$26,381,342	1,599	19,154,950	-	811,900	878,216	5,064,568	4,950,569

CHANGES IN UNITS:
Beginning units	255	-	-	-	190,708	199,360	331,900	402,340
Units purchased	3,539,540	260	2,341,212	-	17,221	30,147	26,848	30,415
Units redeemed	(203,552)	(5)	(148,049)	-	(68,789)	(38,799)	(90,029)	(100,855)

Ending units	3,336,243	255	2,193,163	-	139,140	190,708	268,719	331,900

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(35,569)	68,494	126,052	81,141	19,071	918	(2,074)	(2,248)
Realized gain (loss) on investments	(1,397,208)	(323,111)	(183,361)	(94,596)	8,184	(4,418)	(51,089)	12,645
Change in unrealized gain (loss) on investments	5,954,673	(14,168,996)	324,190	(290,565)	(9,264)	(216)	177,618	(272,283)
Reinvested capital gains	-	4,526,102	-	28,486	6,394	-	-	42,632

Net increase (decrease) in contract owners’ equity resulting from operations	4,521,896	(9,897,511)	266,881	(275,534)	24,385	(3,716)	124,455	(219,254)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	916,572	1,003,351	45,711	51,062	8,824	101	57,009	-
Transfers between funds	(1,072,590)	(1,017,464)	388,190	(199,231)	1,988,452	32,659	(19,651)	(93,259)
Surrenders (note 6)	(1,170,355)	(1,408,827)	(65,495)	(197,346)	(6,964)	(477)	(20,017)	(39,754)
Death benefits (note 4)	(107,842)	(122,544)	(559)	(3,711)	-	-	-	(1,191)
Net policy repayments (loans) (note 5)	141,790	(1,738)	(18,268)	(10,045)	(3,744)	704	(7,303)	(1,114)
Deductions for surrender charges (note 2d)	(6,943)	(231)	-	(92)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,034,016)	(1,074,871)	(57,865)	(59,783)	(52,432)	(1,632)	(12,334)	(13,159)
Asset charges (note 3):
MSP contracts	(7,209)	(10,633)	(699)	(596)	(130)	(2)	-	-
SL contracts or LSFP contracts	(4,753)	(8,825)	(288)	(397)	-	-	(21)	(29)
Adjustments to maintain reserves	215	(574)	60	(120)	7	(13)	12	(26)

Net equity transactions	(2,345,131)	(2,642,356)	290,787	(420,259)	1,934,013	31,340	(2,305)	(148,532)

Net change in contract owners’ equity	2,176,765	(12,539,867)	557,668	(695,793)	1,958,398	27,624	122,150	(367,786)
Contract owners’ equity beginning of period	15,005,183	27,545,050	932,428	1,628,221	27,624	-	188,549	556,335

Contract owners’ equity end of period	$17,181,948	15,005,183	1,490,096	932,428	1,986,022	27,624	310,699	188,549

CHANGES IN UNITS:
Beginning units	646,383	732,968	75,257	108,912	2,787	-	91,773	138,886
Units purchased	41,936	75,354	32,276	8,711	191,688	3,067	38,921	2,535
Units redeemed	(136,779)	(161,939)	(10,218)	(42,366)	(6,429)	(280)	(29,141)	(49,648)

Ending units	551,540	646,383	97,315	75,257	188,046	2,787	101,553	91,773

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC3		GVUG1		NVOLG1		NVTIV3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,596)	(2,068)	(2,430)	(3,941)	(20)	-	27	-
Realized gain (loss) on investments	(129,555)	(104,633)	(209,319)	(22,295)	941	-	16	-
Change in unrealized gain (loss) on investments	274,483	(235,401)	316,232	(513,347)	412	-	408	-
Reinvested capital gains	-	59,682	-	152,707	104	-	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	143,332	(282,420)	104,483	(386,876)	1,437	-	472	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96,813	198,922	33,077	40,871	25,056	-	711	-
Transfers between funds	34,593	(283,889)	(52,541)	19,206	(20,155)	-	11,617	-
Surrenders (note 6)	(36,934)	(177,558)	(51,544)	(51,424)	-	-	-	-
Death benefits (note 4)	(3,442)	-	(32,861)	(3,251)	-	-	-	-
Net policy repayments (loans) (note 5)	19,402	23,591	966	8,762	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(288)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,194)	(22,813)	(36,689)	(35,299)	(60)	-	(141)	-
Asset charges (note 3):
MSP contracts	(41)	(90)	(57)	(103)	-	-	-	-
SL contracts or LSFP contracts	(91)	(64)	(230)	(1,022)	-	-	-	-
Adjustments to maintain reserves	35	(123)	44	(181)	2	-	(9)	-

Net equity transactions	83,141	(262,024)	(140,123)	(22,441)	4,843	-	12,178	-

Net change in contract owners’ equity	226,473	(544,444)	(35,640)	(409,317)	6,280	-	12,650	-
Contract owners’ equity beginning of period	224,232	768,676	516,627	925,944	-	-	-	-

Contract owners’ equity end of period	$450,705	224,232	480,987	516,627	6,280	-	12,650	-

CHANGES IN UNITS:
Beginning units	27,060	47,422	47,190	49,430	-	-	-	-
Units purchased	16,197	4,855	3,793	6,451	489	-	986	-
Units redeemed	(7,498)	(25,217)	(15,850)	(8,691)	(5)	-	(12)	-

Ending units	35,759	27,060	35,133	47,190	484	-	974	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		NVRE1		AMTB		AVBVI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,200	11,666	47,709	1,537	180,654	132,547	(380)	1,227
Realized gain (loss) on investments	(58,039)	(53,146)	35,768	(1,677)	(167,698)	(80,350)	(243,656)	(93,509)
Change in unrealized gain (loss) on investments	186,203	(305,486)	1,141,555	(29,044)	297,416	(532,398)	333,443	(282,847)
Reinvested capital gains	-	10,754	25,038	-	-	-	-	77,915

Net increase (decrease) in contract owners’ equity resulting from operations	131,364	(336,212)	1,250,070	(29,184)	310,372	(480,201)	89,407	(297,214)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,275	61,635	157,282	770	108,542	112,203	33,999	26,513
Transfers between funds	(30,232)	(77,097)	6,752,852	91,431	178,916	(140,823)	(251,203)	(288,887)
Surrenders (note 6)	(21,827)	(46,663)	(167,752)	(308)	(452,591)	(415,631)	(65,362)	(77,091)
Death benefits (note 4)	-	(5,622)	(3,451)	-	(220,431)	(20,590)	(4,245)	-
Net policy repayments (loans) (note 5)	(57)	12,555	6,209	(1,116)	191,297	218,018	(12,931)	13,822
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,532)	(46,019)	(188,183)	(1,444)	(148,655)	(152,021)	(11,604)	(25,983)
Asset charges (note 3):
MSP contracts	(15)	(22)	(1,391)	(5)	(4,310)	(4,543)	(240)	(218)
SL contracts or LSFP contracts	(192)	(660)	(77)	-	(697)	(946)	(104)	(97)
Adjustments to maintain reserves	37	(142)	87	(20)	173	(380)	425	(153)

Net equity transactions	(44,543)	(102,035)	6,555,576	89,308	(347,756)	(404,713)	(311,265)	(352,094)

Net change in contract owners’ equity	86,821	(438,247)	7,805,646	60,124	(37,384)	(884,914)	(221,858)	(649,308)
Contract owners’ equity beginning of period	512,214	950,461	60,124	-	2,771,844	3,656,758	245,169	894,477

Contract owners’ equity end of period	$599,035	512,214	7,865,770	60,124	2,734,460	2,771,844	23,311	245,169

CHANGES IN UNITS:
Beginning units	47,456	55,240	10,683	-	167,488	194,058	29,537	52,024
Units purchased	6,228	5,020	1,119,993	11,239	25,561	24,107	2,530	8,381
Units redeemed	(10,244)	(12,804)	(56,611)	(556)	(38,081)	(50,677)	(30,216)	(30,868)

Ending units	43,440	47,456	1,074,065	10,683	154,968	167,488	1,851	29,537

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA		AVCDI		ALVGIA		ALVSVA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$154	(762)	(903)	(1,714)	17,298	12,550	3,293	2,197
Realized gain (loss) on investments	(9,497)	(40,201)	(70,651)	(73,292)	(318,433)	(51,327)	(180,121)	(58,993)
Change in unrealized gain (loss) on investments	24,573	(41,973)	147,507	(169,220)	361,513	(467,959)	347,973	(358,078)
Reinvested capital gains	-	-	-	35,053	-	130,982	23,335	89,366

Net increase (decrease) in contract owners’ equity resulting from operations	15,230	(82,936)	75,953	(209,173)	60,378	(375,754)	194,480	(325,508)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,887	3,297	14,034	18,868	84,447	85,138	34,970	43,630
Transfers between funds	(688)	(192,743)	(6,086)	(235,650)	(112,719)	(65,912)	41,878	(61,193)
Surrenders (note 6)	(2,432)	-	(8,282)	(18,275)	(80,364)	(25,195)	(63,829)	(116,558)
Death benefits (note 4)	-	-	(97)	-	(36,204)	-	(9,248)	(9,633)
Net policy repayments (loans) (note 5)	(9)	(7,790)	1,223	(7,924)	763	(9,678)	(15,051)	6,728
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,475)	(7,216)	(14,265)	(20,214)	(27,436)	(34,171)	(32,223)	(33,902)
Asset charges (note 3):
MSP contracts	(107)	(84)	(246)	(261)	(141)	(667)	(318)	(462)
SL contracts or LSFP contracts	(25)	-	(136)	(190)	(298)	(1,113)	(165)	(233)
Adjustments to maintain reserves	30	(91)	50	(163)	43	(171)	49	(122)

Net equity transactions	(3,819)	(204,627)	(13,805)	(263,809)	(171,909)	(51,769)	(43,937)	(171,745)

Net change in contract owners’ equity	11,411	(287,563)	62,148	(472,982)	(111,531)	(427,523)	150,543	(497,253)
Contract owners’ equity beginning of period	68,595	356,158	174,843	647,825	525,178	952,701	551,087	1,048,340

Contract owners’ equity end of period	$80,006	68,595	236,991	174,843	413,647	525,178	701,630	551,087

CHANGES IN UNITS:
Beginning units	7,156	21,310	15,929	31,176	50,347	54,160	42,949	52,438
Units purchased	1,902	513	1,861	1,943	8,172	12,218	5,969	3,963
Units redeemed	(2,191)	(14,667)	(2,591)	(17,190)	(25,430)	(16,031)	(10,463)	(13,452)

Ending units	6,867	7,156	15,199	15,929	33,089	50,347	38,455	42,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVB		ACVCA		ACVIG		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$185,760	82,581	45,815	(95,659)	75,615	38,005	20,720	68,242
Realized gain (loss) on investments	(133,660)	7,669	472,010	1,317,200	(153,204)	45,361	(52,343)	(42,098)
Change in unrealized gain (loss) on investments	439,091	(1,472,594)	1,590,741	(11,600,631)	347,057	(1,375,307)	159,445	(91,919)
Reinvested capital gains	-	313,273	-	1,295,445	-	300,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	491,191	(1,069,071)	2,108,566	(9,083,645)	269,468	(991,556)	127,822	(65,775)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	245,781	253,506	432,710	704,743	91,428	113,315	50,288	217,091
Transfers between funds	(293,076)	805,122	(9,817,300)	(1,510,326)	(210,147)	(78,774)	431,698	746,500
Surrenders (note 6)	(262,038)	(361,924)	(447,741)	(771,456)	(121,155)	(164,876)	(119,305)	(63,756)
Death benefits (note 4)	(36,263)	(43,133)	(246,184)	(111,509)	(8,675)	(2,646)	(6,525)	-
Net policy repayments (loans) (note 5)	(1,602)	22,622	124,805	(78,777)	(7,045)	38,974	(24,891)	(180,914)
Deductions for surrender charges (note 2d)	-	(212)	(7)	-	-	(87)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(284,771)	(257,361)	(533,018)	(880,225)	(123,061)	(131,914)	(76,137)	(55,918)
Asset charges (note 3):
MSP contracts	(2,642)	(3,312)	(1,986)	(5,513)	(1,769)	(2,277)	(1,691)	(1,603)
SL contracts or LSFP contracts	(621)	(859)	(978)	(1,819)	(398)	(737)	(328)	(699)
Adjustments to maintain reserves	202	(256)	(554)	(21,078)	74	(222)	(350)	37

Net equity transactions	(635,030)	414,193	(10,490,253)	(2,675,960)	(380,748)	(229,244)	252,759	660,738

Net change in contract owners’ equity	(143,839)	(654,878)	(8,381,687)	(11,759,605)	(111,280)	(1,220,800)	380,581	594,963
Contract owners’ equity beginning of period	4,052,917	4,707,795	9,751,851	21,511,456	1,777,423	2,998,223	1,502,262	907,299

Contract owners’ equity end of period	$3,909,078	4,052,917	1,370,164	9,751,851	1,666,143	1,777,423	1,882,843	1,502,262

CHANGES IN UNITS:
Beginning units	225,679	201,420	498,333	640,052	189,405	209,942	126,827	75,086
Units purchased	14,500	65,671	28,414	34,243	13,068	33,035	44,213	79,940
Units redeemed	(46,483)	(41,412)	(384,320)	(175,962)	(51,846)	(53,572)	(26,089)	(28,199)

Ending units	193,696	225,679	142,427	498,333	150,627	189,405	144,951	126,827

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVU1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$68,957	21,981	37,827	8,631	27,135	(4,120)	(69)	(2,632)
Realized gain (loss) on investments	(43,968)	686,446	(986,776)	(33,580)	(127,323)	(92,873)	(155,354)	(13,935)
Change in unrealized gain (loss) on investments	707,554	(5,145,468)	1,343,745	(1,927,700)	316,901	(191,264)	209,208	(311,349)
Reinvested capital gains	-	696,172	-	278,631	-	-	-	78,593

Net increase (decrease) in contract owners’ equity resulting from operations	732,543	(3,740,869)	394,796	(1,674,018)	216,713	(288,257)	53,785	(249,323)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29	(1,235)	218,223	440,182	40,109	53,510	18,703	18,162
Transfers between funds	(3,452,953)	(581,978)	(2,245,870)	919	63,617	28,432	(301,217)	(395,240)
Surrenders (note 6)	(183,566)	(642,694)	(130,888)	(173,818)	(52,055)	(96,405)	(11,516)	(25,226)
Death benefits (note 4)	(213,274)	(10,330)	(5,619)	(580)	(8,739)	-	-	-
Net policy repayments (loans) (note 5)	9,921	80,488	72,213	(9,276)	(2,104)	(1,263)	209	1,502
Deductions for surrender charges (note 2d)	(552)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(160,693)	(301,401)	(94,999)	(147,240)	(54,645)	(48,470)	(17,544)	(25,196)
Asset charges (note 3):
MSP contracts	(852)	(2,190)	(224)	(584)	(256)	(210)	(158)	(353)
SL contracts or LSFP contracts	(1,435)	(2,955)	(859)	(1,525)	(65)	(73)	(69)	(172)
Adjustments to maintain reserves	77	(339)	34	(128)	75	1,272	64	(142)

Net equity transactions	(4,003,298)	(1,462,634)	(2,187,989)	107,950	(14,063)	(63,207)	(311,528)	(426,665)

Net change in contract owners’ equity	(3,270,755)	(5,203,503)	(1,793,193)	(1,566,068)	202,650	(351,464)	(257,743)	(675,988)
Contract owners’ equity beginning of period	4,096,035	9,299,538	2,012,123	3,578,191	795,911	1,147,375	306,386	982,374

Contract owners’ equity end of period	$825,280	4,096,035	218,930	2,012,123	998,561	795,911	48,643	306,386

CHANGES IN UNITS:
Beginning units	296,608	371,658	215,550	210,562	80,555	87,462	40,756	76,046
Units purchased	903	13,788	27,606	50,689	7,974	8,484	3,323	3,239
Units redeemed	(225,941)	(88,838)	(225,941)	(45,701)	(10,355)	(15,391)	(39,270)	(38,529)

Ending units	71,570	296,608	17,215	215,550	78,174	80,555	4,809	40,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		ACVVS1		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$362,681	186,246	(2,307)	(7,845)	21,462	5,589	607,335	861,818
Realized gain (loss) on investments	(1,068,970)	(741,744)	(751,238)	(108,622)	(286,202)	(128,115)	(2,289,404)	(676,962)
Change in unrealized gain (loss) on investments	1,911,775	(3,596,820)	813,819	(895,565)	332,193	(642,274)	8,161,497	(24,590,637)
Reinvested capital gains	-	1,245,215	-	74,587	179,994	226,751	2,467,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,205,486	(2,907,103)	60,274	(937,445)	247,447	(538,049)	8,946,887	(24,405,781)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	353,417	419,705	31,531	126,698	72,086	77,601	2,858,252	3,126,985
Transfers between funds	(485,622)	(956,294)	(754,220)	93,610	152,215	(45,427)	(524,735)	(4,069,904)
Surrenders (note 6)	(178,377)	(1,014,677)	(207,208)	(77,465)	(88,992)	(141,408)	(3,832,092)	(3,766,811)
Death benefits (note 4)	(190,376)	(140,940)	-	(516)	-	-	(1,126,262)	(246,150)
Net policy repayments (loans) (note 5)	(194,335)	376,948	17,817	(12,903)	1,006	9,125	632,252	139,051
Deductions for surrender charges (note 2d)	(7)	(883)	-	-	(292)	(5,101)	(14,376)	(12,453)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(414,578)	(410,036)	(38,443)	(73,212)	(61,932)	(71,732)	(2,895,335)	(3,030,123)
Asset charges (note 3):
MSP contracts	(4,129)	(5,933)	(68)	(191)	(1,028)	(1,496)	(16,064)	(22,106)
SL contracts or LSFP contracts	(2,853)	(4,803)	(120)	(380)	(596)	(1,082)	(19,964)	(36,340)
Adjustments to maintain reserves	136	(372)	26	(93)	86	(287)	174	(1,537)

Net equity transactions	(1,116,724)	(1,737,285)	(950,685)	55,548	72,553	(179,807)	(4,938,150)	(7,919,388)

Net change in contract owners’ equity	88,762	(4,644,388)	(890,411)	(881,897)	320,000	(717,856)	4,008,737	(32,325,169)
Contract owners’ equity beginning of period	7,293,733	11,938,121	928,470	1,810,367	1,055,112	1,772,968	38,396,547	70,721,716

Contract owners’ equity end of period	$7,382,495	7,293,733	38,059	928,470	1,375,112	1,055,112	42,405,284	38,396,547

CHANGES IN UNITS:
Beginning units	407,405	489,190	105,453	105,106	100,682	116,238	2,042,056	2,329,576
Units purchased	31,802	25,724	6,690	17,711	25,549	12,514	252,180	253,595
Units redeemed	(94,877)	(107,509)	(108,680)	(17,364)	(21,127)	(28,070)	(515,623)	(541,115)

Ending units	344,330	407,405	3,463	105,453	105,104	100,682	1,778,613	2,042,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DCAP		DSC		DGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$19,488	10,935	76,753	67,476	1,608	502	11,137	3,132
Realized gain (loss) on investments	(621,107)	(405,373)	(94,927)	42,297	(90,896)	(30,430)	(42,235)	18,536
Change in unrealized gain (loss) on investments	2,134,876	(2,397,159)	470,553	(2,098,237)	116,860	(36,247)	363,806	(1,161,371)
Reinvested capital gains	-	-	280,064	351,174	-	8,018	-	229,922

Net increase (decrease) in contract owners’ equity resulting from operations	1,533,257	(2,791,597)	732,443	(1,637,290)	27,572	(58,157)	332,708	(909,781)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	576,928	658,519	209,359	252,170	16,751	36,063	91,447	109,072
Transfers between funds	(166,170)	(304,418)	16,056	32,808	(26,957)	(30,448)	(50,704)	4,754
Surrenders (note 6)	(531,739)	(471,697)	(274,461)	(275,680)	(26,388)	(18,330)	(121,008)	(58,062)
Death benefits (note 4)	(99,225)	(44,400)	(61,854)	(7,868)	-	-	(3,072)	(13,477)
Net policy repayments (loans) (note 5)	137,215	35,947	404	6,252	21,978	153	(4,675)	(11,179)
Deductions for surrender charges (note 2d)	(505)	(891)	(616)	(595)	-	-	(2,521)	(195)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,890)	(540,537)	(219,227)	(219,484)	(12,892)	(13,710)	(115,403)	(116,905)
Asset charges (note 3):
MSP contracts	(1,326)	(1,692)	(708)	(900)	-	-	(737)	(956)
SL contracts or LSFP contracts	(897)	(1,493)	(2,345)	(4,798)	(12)	(17)	(1,000)	(2,164)
Adjustments to maintain reserves	16	(319)	104	(267)	27	(89)	56	(192)

Net equity transactions	(611,593)	(670,981)	(333,288)	(218,362)	(27,493)	(26,378)	(207,617)	(89,304)

Net change in contract owners’ equity	921,664	(3,462,578)	399,155	(1,855,652)	79	(84,535)	125,091	(999,085)
Contract owners’ equity beginning of period	5,021,883	8,484,461	3,701,900	5,557,552	110,220	194,755	1,292,981	2,292,066

Contract owners’ equity end of period	$5,943,547	5,021,883	4,101,055	3,701,900	110,299	110,220	1,418,072	1,292,981

CHANGES IN UNITS:
Beginning units	300,201	330,514	329,459	344,084	13,008	14,274	133,481	140,806
Units purchased	35,824	44,565	51,879	52,883	2,596	3,034	15,064	25,510
Units redeemed	(68,202)	(74,878)	(86,112)	(67,508)	(5,209)	(4,300)	(34,115)	(32,835)

Ending units	267,823	300,201	295,226	329,459	10,395	13,008	114,430	133,481

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVCA2P		FALF		FVMOS		FQB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,214	(83)	726	1,391	2,671	1,713	93,671	62,172
Realized gain (loss) on investments	(5,242)	(1,933)	(79,078)	(6,372)	1,739	(6,805)	(53,184)	(29,219)
Change in unrealized gain (loss) on investments	12,506	(4,817)	74,821	(70,329)	(10,571)	1,426	263,048	(151,981)
Reinvested capital gains	-	292	-	30,551	4,242	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,478	(6,541)	(3,531)	(44,759)	(1,919)	(3,666)	303,535	(119,028)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,860	1,408	3,869	5,639	34,703	22,242	60,312	55,108
Transfers between funds	17,583	36,480	(39,858)	(8,031)	75,436	236,765	658,181	312,248
Surrenders (note 6)	(721)	-	-	-	(59,071)	-	(130,975)	(46,475)
Death benefits (note 4)	-	-	-	-	-	-	(2,296)	(5,653)
Net policy repayments (loans) (note 5)	1,072	537	-	-	16,121	592	(19,346)	(60,672)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(198)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,518)	(749)	(1,397)	(3,893)	(21,455)	(8,251)	(90,376)	(66,843)
Asset charges (note 3):
MSP contracts	-	-	-	-	(605)	(486)	(1,641)	(1,605)
SL contracts or LSFP contracts	-	-	-	-	-	-	(613)	(485)
Adjustments to maintain reserves	46	(72)	16	(117)	21	(55)	86	137

Net equity transactions	18,322	37,604	(37,370)	(6,402)	45,150	250,807	473,134	185,760

Net change in contract owners’ equity	26,800	31,063	(40,901)	(51,161)	43,231	247,141	776,669	66,732
Contract owners’ equity beginning of period	45,402	14,339	85,155	136,316	250,528	3,387	1,315,009	1,248,277

Contract owners’ equity end of period	$72,202	45,402	44,254	85,155	293,759	250,528	2,091,678	1,315,009

CHANGES IN UNITS:
Beginning units	3,936	880	8,634	9,128	24,932	334	113,494	99,552
Units purchased	1,863	3,131	403	1,432	8,919	25,578	62,710	34,398
Units redeemed	(247)	(75)	(5,105)	(1,926)	(4,846)	(980)	(25,944)	(20,456)

Ending units	5,552	3,936	3,932	8,634	29,005	24,932	150,260	113,494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FHIP		FAMP		FCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$622,527	1,062,247	811,690	1,044,676	222,733	352,026	332,557	247,457
Realized gain (loss) on investments	(4,141,410)	(1,435,329)	(1,001,506)	(425,055)	(1,002,406)	(847,773)	(3,403,697)	(1,708,440)
Change in unrealized gain (loss) on investments	13,456,571	(29,497,045)	4,248,208	(4,147,025)	4,158,742	(7,205,671)	15,345,247	(31,467,403)
Reinvested capital gains	-	60,582	-	-	21,106	1,825,304	10,716	1,775,353

Net increase (decrease) in contract owners’ equity resulting from operations	9,937,688	(29,809,545)	4,058,392	(3,527,404)	3,400,175	(5,876,114)	12,284,823	(31,153,033)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,455,280	2,813,064	28,354	26,129	711,585	797,558	2,137,372	2,551,876
Transfers between funds	(1,270,227)	(2,139,955)	(213,276)	(100,301)	(652,745)	(672,840)	(2,989,906)	(1,501,664)
Surrenders (note 6)	(3,910,307)	(3,825,474)	(1,039,086)	(491,902)	(1,413,302)	(1,195,351)	(3,970,568)	(3,830,157)
Death benefits (note 4)	(436,420)	(478,240)	(99,000)	(290,416)	(188,887)	(134,979)	(155,968)	(337,563)
Net policy repayments (loans) (note 5)	446,043	203,693	(33,352)	(196,326)	84,942	20,757	195,386	(127,983)
Deductions for surrender charges (note 2d)	(17,015)	(2,895)	(4,180)	(607)	(669)	(220)	(1,211)	(4,943)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,969,720)	(3,111,920)	(688,321)	(675,186)	(928,364)	(907,220)	(2,513,604)	(2,652,418)
Asset charges (note 3):
MSP contracts	(17,293)	(25,842)	(6,742)	(7,931)	(4,125)	(5,212)	(16,491)	(23,665)
SL contracts or LSFP contracts	(6,817)	(14,785)	(3,079)	(4,924)	(1,565)	(2,897)	(13,110)	(24,523)
Adjustments to maintain reserves	243	(502)	217	(252)	540	(413)	207	(672)

Net equity transactions	(5,726,233)	(6,582,856)	(2,058,465)	(1,741,716)	(2,392,590)	(2,100,817)	(7,327,893)	(5,951,712)

Net change in contract owners’ equity	4,211,455	(36,392,401)	1,999,927	(5,269,120)	1,007,585	(7,976,931)	4,956,930	(37,104,745)
Contract owners’ equity beginning of period	37,229,533	73,621,934	10,298,293	15,567,413	13,075,521	21,052,452	39,065,381	76,170,126

Contract owners’ equity end of period	$41,440,988	37,229,533	12,298,220	10,298,293	14,083,106	13,075,521	44,022,311	39,065,381

CHANGES IN UNITS:
Beginning units	1,468,505	1,670,486	598,157	652,970	641,239	723,126	1,814,238	2,042,344
Units purchased	93,606	109,912	13,177	56,426	36,310	40,854	95,249	206,695
Units redeemed	(306,666)	(311,893)	(99,269)	(111,239)	(135,879)	(122,741)	(403,348)	(434,801)

Ending units	1,255,445	1,468,505	512,065	598,157	541,670	641,239	1,506,139	1,814,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FNRS2		FF10S		FF20S		FF30S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,477)	(32,398)	10,801	16,349	18,359	19,591	8,150	9,144
Realized gain (loss) on investments	(681,476)	(84,046)	(123,800)	(107,080)	(128,187)	(15,489)	(30,149)	(63,287)
Change in unrealized gain (loss) on investments	2,000,398	(4,157,163)	180,691	(120,059)	252,728	(354,048)	152,638	(263,829)
Reinvested capital gains	-	211,141	4,737	33,809	9,217	43,814	6,723	44,634

Net increase (decrease) in contract owners’ equity resulting from operations	1,309,445	(4,062,466)	72,429	(176,981)	152,117	(306,132)	137,362	(273,338)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	236,866	275,297	11,431	23,486	29,341	25,881	42,857	54,063
Transfers between funds	260,248	393,308	(294,920)	(222,307)	(103,735)	256,224	51,268	46,006
Surrenders (note 6)	(346,255)	(299,160)	(4,253)	(23,664)	(2,579)	(12,565)	(3,978)	(51,447)
Death benefits (note 4)	(33,618)	(2,288)	(1,781)	-	-	-	-	-
Net policy repayments (loans) (note 5)	36,297	(111,550)	(1,009)	(3,491)	4,481	2,999	(15,777)	435
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(265,001)	(307,759)	(17,421)	(22,378)	(41,473)	(31,764)	(41,556)	(37,189)
Asset charges (note 3):
MSP contracts	(1,262)	(2,789)	(229)	(802)	(502)	(1,265)	-	(90)
SL contracts or LSFP contracts	(611)	(1,300)	-	-	-	-	-	-
Adjustments to maintain reserves	35	(1,568)	23	(66)	25	(85)	25	(91)

Net equity transactions	(113,301)	(57,809)	(308,159)	(249,222)	(114,442)	239,425	32,839	11,687

Net change in contract owners’ equity	1,196,144	(4,120,275)	(235,730)	(426,203)	37,675	(66,707)	170,201	(261,651)
Contract owners’ equity beginning of period	2,961,202	7,081,477	598,995	1,025,198	716,332	783,039	430,887	692,538

Contract owners’ equity end of period	$4,157,346	2,961,202	363,265	598,995	754,007	716,332	601,088	430,887

CHANGES IN UNITS:
Beginning units	288,368	312,864	63,034	80,584	79,058	57,904	49,973	49,338
Units purchased	53,962	37,184	2,917	11,357	7,995	24,896	10,091	21,611
Units redeemed	(66,665)	(61,680)	(34,929)	(28,907)	(21,807)	(3,742)	(6,680)	(20,976)

Ending units	275,665	288,368	31,022	63,034	65,246	79,058	53,384	49,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOP		FGP		FHIPR		FIGBS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(397)	(4,605)	(62,525)	144,446	213,155	158,631	311,272	135,375
Realized gain (loss) on investments	(146,762)	88,819	(5,256,306)	(2,562,727)	(322,408)	(85,512)	(28,931)	(50,645)
Change in unrealized gain (loss) on investments	925,998	(2,525,563)	16,323,642	(38,836,729)	979,571	(534,596)	219,877	(200,795)
Reinvested capital gains	-	-	38,375	-	-	-	15,861	2,999

Net increase (decrease) in contract owners’ equity resulting from operations	778,839	(2,441,349)	11,043,186	(41,255,010)	870,318	(461,477)	518,079	(113,066)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	195,138	227,860	3,956,462	4,538,552	753,819	787,514	150,186	198,817
Transfers between funds	(98,755)	40,154	(1,368,369)	(2,886,422)	519,767	48,558	970,442	(186,724)
Surrenders (note 6)	(244,357)	(207,748)	(3,906,289)	(4,410,207)	(612,064)	(253,439)	(123,018)	(114,598)
Death benefits (note 4)	(88,059)	(2,278)	(1,106,153)	(348,101)	(2,522)	(8,388)	(102,184)	(40,634)
Net policy repayments (loans) (note 5)	57,122	11,057	1,089,762	229,705	269,945	275,342	(9,894)	4,970
Deductions for surrender charges (note 2d)	(8)	(2,538)	(11,745)	(6,936)	(76)	(121)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(166,179)	(180,283)	(3,882,075)	(4,253,155)	(324,349)	(234,636)	(156,717)	(188,565)
Asset charges (note 3):
MSP contracts	(877)	(1,144)	(10,453)	(18,218)	(1,177)	(909)	(1,433)	(1,605)
SL contracts or LSFP contracts	(1,200)	(2,580)	(9,125)	(18,333)	-	-	(868)	(1,176)
Adjustments to maintain reserves	23	(158)	(3,368)	(2,678)	62	(67)	71	(97)

Net equity transactions	(347,152)	(117,658)	(5,251,353)	(7,175,793)	603,405	613,854	726,585	(329,612)

Net change in contract owners’ equity	431,687	(2,559,007)	5,791,833	(48,430,803)	1,473,723	152,377	1,244,664	(442,678)
Contract owners’ equity beginning of period	1,929,008	4,488,015	43,329,099	91,759,902	1,764,610	1,612,233	3,113,852	3,556,530

Contract owners’ equity end of period	$2,360,695	1,929,008	49,120,932	43,329,099	3,238,333	1,764,610	4,358,516	3,113,852

CHANGES IN UNITS:
Beginning units	297,576	308,836	1,982,815	2,229,562	239,614	163,580	279,635	307,614
Units purchased	92,308	85,131	167,754	145,627	154,704	125,038	103,969	22,341
Units redeemed	(144,232)	(96,391)	(430,197)	(392,374)	(86,791)	(49,004)	(43,278)	(50,320)

Ending units	245,652	297,576	1,720,372	1,982,815	307,527	239,614	340,326	279,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMCS		FOP		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,664	(14,679)	115,296	244,292	67,500	118,681	1,034	2,107
Realized gain (loss) on investments	(917,843)	(333,004)	226,630	842,010	(481,927)	(129,120)	(322,411)	(156,651)
Change in unrealized gain (loss) on investments	3,081,963	(5,204,756)	1,378,448	(9,754,261)	1,382,081	(3,608,460)	746,805	(780,745)
Reinvested capital gains	34,403	1,450,355	24,404	1,659,711	13,194	603,345	-	238,185

Net increase (decrease) in contract owners’ equity resulting from operations	2,204,187	(4,102,084)	1,744,778	(7,008,248)	980,848	(3,015,554)	425,428	(697,104)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	475,431	516,035	1,312	12	731,624	793,422	71,587	45,258
Transfers between funds	183,382	302,262	(281,846)	(681,569)	(50,432)	603,939	242,601	(53,255)
Surrenders (note 6)	(650,930)	(728,349)	(714,161)	(962,876)	(869,849)	(356,406)	(49,095)	(40,749)
Death benefits (note 4)	(22,835)	(15,236)	(40,247)	(67,621)	(25,490)	(20,404)	(35,639)	(11,692)
Net policy repayments (loans) (note 5)	(56,894)	(60,723)	36,190	(150,550)	572,888	164,641	32,203	13,061
Deductions for surrender charges (note 2d)	-	(3,819)	-	(3,181)	(7)	(786)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(400,245)	(401,950)	(384,050)	(470,276)	(370,844)	(354,973)	(49,174)	(37,145)
Asset charges (note 3):
MSP contracts	(1,983)	(3,783)	(2,766)	(4,292)	(777)	(1,087)	(182)	(329)
SL contracts or LSFP contracts	(826)	(1,463)	(2,056)	(5,107)	(1,119)	(2,604)	(753)	(1,618)
Adjustments to maintain reserves	175	(59)	333	420	50	(2,049)	33	(168)

Net equity transactions	(474,725)	(397,085)	(1,387,291)	(2,345,040)	(13,956)	823,693	211,581	(86,637)

Net change in contract owners’ equity	1,729,462	(4,499,169)	357,487	(9,353,288)	966,892	(2,191,861)	637,009	(783,741)
Contract owners’ equity beginning of period	5,945,144	10,444,313	7,950,865	17,304,153	3,850,871	6,042,732	637,598	1,421,339

Contract owners’ equity end of period	$7,674,606	5,945,144	8,308,352	7,950,865	4,817,763	3,850,871	1,274,607	637,598

CHANGES IN UNITS:
Beginning units	374,639	396,358	456,952	549,270	404,291	354,418	79,227	85,958
Units purchased	43,428	61,062	6,564	4,086	89,264	120,175	34,329	7,020
Units redeemed	(71,104)	(82,781)	(87,927)	(96,404)	(91,722)	(70,302)	(12,499)	(13,751)

Ending units	346,963	374,639	375,589	456,952	401,833	404,291	101,057	79,227

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,908	51,627	33,780	53,608	32,072	25,713	38,139	41,943
Realized gain (loss) on investments	(140,222)	(64,802)	(270,608)	(12,080)	(284,296)	(22,002)	(435,084)	(185,209)
Change in unrealized gain (loss) on investments	305,858	(360,161)	630,706	(1,132,566)	757,121	(1,291,291)	1,050,776	(1,423,821)
Reinvested capital gains	-	23,851	-	26,328	101,518	221,202	4,161	372,119

Net increase (decrease) in contract owners’ equity resulting from operations	222,544	(349,485)	393,878	(1,064,710)	606,415	(1,066,378)	657,992	(1,194,968)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,876	42,077	144,927	212,811	158,748	203,293	73,066	103,140
Transfers between funds	164,055	(77,738)	(492,396)	18,186	86,020	232,636	362,877	(943,069)
Surrenders (note 6)	(55,332)	(80,825)	(209,922)	(201,613)	(214,475)	(176,054)	(47,882)	(87,764)
Death benefits (note 4)	-	-	(2,560)	(13,279)	(4,313)	(282)	(1,801)	(7,839)
Net policy repayments (loans) (note 5)	(11,467)	(8,243)	(169,532)	22,813	(23,544)	(59,739)	(44,352)	(3,202)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,657)	(52,114)	(134,769)	(135,536)	(98,484)	(97,133)	(73,885)	(84,089)
Asset charges (note 3):
MSP contracts	(516)	(691)	(286)	(831)	(588)	(442)	(391)	(848)
SL contracts or LSFP contracts	-	-	(671)	(1,387)	(172)	(294)	(157)	(250)
Adjustments to maintain reserves	36	(54)	71	(182)	46	(169)	82	31

Net equity transactions	86,995	(177,588)	(865,138)	(99,018)	(96,762)	101,816	267,557	(1,023,890)

Net change in contract owners’ equity	309,539	(527,073)	(471,260)	(1,163,728)	509,653	(964,562)	925,549	(2,218,858)
Contract owners’ equity beginning of period	737,438	1,264,511	2,889,895	4,053,623	2,164,865	3,129,427	821,208	3,040,066

Contract owners’ equity end of period	$1,046,977	737,438	2,418,635	2,889,895	2,674,518	2,164,865	1,746,757	821,208

CHANGES IN UNITS:
Beginning units	91,335	109,552	250,263	255,322	160,287	154,814	83,754	145,952
Units purchased	20,429	8,698	17,164	44,208	23,530	34,091	33,106	7,839
Units redeemed	(15,727)	(26,915)	(88,682)	(49,267)	(30,415)	(28,618)	(13,208)	(70,037)

Ending units	96,037	91,335	178,745	250,263	153,402	160,287	103,652	83,754

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,500	14,001	43,777	42,403	346,480	93,394	597	288
Realized gain (loss) on investments	(51,231)	(342)	(514,026)	13,770	(14,861)	50,067	1,672	(105)
Change in unrealized gain (loss) on investments	118,728	(376,971)	791,793	(1,292,270)	85,365	(67,057)	2,345	(537)
Reinvested capital gains	14,644	61,369	59,468	199,441	-	-	-	295

Net increase (decrease) in contract owners’ equity resulting from operations	93,641	(301,943)	381,012	(1,036,656)	416,984	76,404	4,614	(59)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	11	89,311	123,082	115,932	250,447	672	(260)
Transfers between funds	(31,476)	(55,306)	(470,941)	(140,802)	(4,536)	912,720	14,464	10,761
Surrenders (note 6)	(105,509)	(48,047)	(114,136)	(147,861)	(632,296)	(32,712)	(2,681)	-
Death benefits (note 4)	-	-	(2,459)	-	(5,550)	-	-	-
Net policy repayments (loans) (note 5)	(1,361)	(9,109)	(18,230)	(7,946)	(2,451)	(197,317)	3,756	-
Deductions for surrender charges (note 2d)	-	(2,404)	(13)	(301)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,057)	(26,984)	(53,590)	(68,206)	(85,918)	(63,877)	(1,109)	(142)
Asset charges (note 3):
MSP contracts	(47)	(467)	(1,476)	(2,234)	(1,586)	(1,176)	(32)	-
SL contracts or LSFP contracts	(34)	(254)	(355)	(533)	(325)	(343)	-	-
Adjustments to maintain reserves	31	(146)	37	(150)	81	(147)	11	(13)

Net equity transactions	(153,453)	(142,706)	(571,852)	(244,951)	(616,649)	867,595	15,081	10,346

Net change in contract owners’ equity	(59,812)	(444,649)	(190,840)	(1,281,607)	(199,665)	943,999	19,695	10,287
Contract owners’ equity beginning of period	378,284	822,933	1,433,010	2,714,617	2,680,985	1,736,986	10,287	-

Contract owners’ equity end of period	$318,472	378,284	1,242,170	1,433,010	2,481,320	2,680,985	29,982	10,287

CHANGES IN UNITS:
Beginning units	26,503	34,294	154,395	173,600	207,527	142,098	1,551	-
Units purchased	-	3,280	11,322	11,553	11,962	91,956	3,972	1,574
Units redeemed	(10,143)	(11,071)	(67,629)	(30,758)	(56,902)	(26,527)	(2,037)	(23)

Ending units	16,360	26,503	98,088	154,395	162,587	207,527	3,486	1,551

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMBP		AMTG		AMGP		AMINS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$753	8,106	(37,241)	(87,788)	(2,056)	(205)	(68)	(1,570)
Realized gain (loss) on investments	(95,075)	(2,637)	1,742,544	812,672	(83,275)	61,132	(144,596)	(12,061)
Change in unrealized gain (loss) on investments	117,163	(122,509)	(249,783)	(8,858,322)	243,444	(769,048)	180,074	(168,711)
Reinvested capital gains	-	-	-	-	-	57,134	-	50

Net increase (decrease) in contract owners’ equity resulting from operations	22,841	(117,040)	1,455,520	(8,133,438)	158,113	(650,987)	35,410	(182,292)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,081	13,420	507,047	958,494	51,000	51,585	8,751	16,021
Transfers between funds	(114,597)	40,595	(8,807,216)	(455,531)	(1,089,516)	(63,928)	(202,470)	(66,121)
Surrenders (note 6)	-	-	(852,280)	(977,494)	(16,521)	(120,528)	(10,624)	(18,632)
Death benefits (note 4)	-	-	(70,205)	(124,393)	-	-	-	(820)
Net policy repayments (loans) (note 5)	(43,334)	(2,589)	338,090	25,020	834	50,335	775	(1,257)
Deductions for surrender charges (note 2d)	-	-	(1,939)	(429)	-	(2,140)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,017)	(11,379)	(576,566)	(935,771)	(40,598)	(66,903)	(6,347)	(12,861)
Asset charges (note 3):
MSP contracts	-	-	(846)	(2,015)	(252)	(595)	(32)	(88)
SL contracts or LSFP contracts	-	-	(2,881)	(5,421)	(299)	(534)	(72)	(128)
Adjustments to maintain reserves	8	(72)	178	311	45	(179)	18	(34)

Net equity transactions	(157,859)	39,975	(9,466,618)	(1,517,229)	(1,095,307)	(152,887)	(210,001)	(83,920)

Net change in contract owners’ equity	(135,018)	(77,065)	(8,011,098)	(9,650,667)	(937,194)	(803,874)	(174,591)	(266,212)
Contract owners’ equity beginning of period	183,260	260,325	9,765,435	19,416,102	1,046,187	1,850,061	191,290	457,502

Contract owners’ equity end of period	$48,242	183,260	1,754,337	9,765,435	108,993	1,046,187	16,699	191,290

CHANGES IN UNITS:
Beginning units	19,249	16,200	542,560	612,678	111,984	123,678	24,289	30,956
Units purchased	652	4,056	38,629	57,487	4,445	9,375	1,323	2,552
Units redeemed	(16,577)	(1,007)	(378,334)	(127,605)	(107,127)	(21,069)	(24,064)	(9,219)

Ending units	3,324	19,249	202,855	542,560	9,302	111,984	1,548	24,289

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMMCGS		AMTP		AMRS		AMFAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(942)	(2,904)	29,011	6,279	(119)	1,363	(418)	(480)
Realized gain (loss) on investments	(169,871)	(4,873)	(8,969,691)	342,579	(93,995)	(21,799)	(22,473)	(3,067)
Change in unrealized gain (loss) on investments	209,833	(290,281)	13,210,302	(17,653,649)	120,645	(106,389)	43,512	(52,957)
Reinvested capital gains	-	-	301,955	3,525,524	261	478	-	4,125

Net increase (decrease) in contract owners’ equity resulting from operations	39,020	(298,058)	4,571,577	(13,779,267)	26,792	(126,347)	20,621	(52,379)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,957	22,394	688,890	1,136,221	6,418	6,530	3,689	3,778
Transfers between funds	(330,700)	(192,130)	(12,299,036)	(852,825)	(121,775)	(11,356)	10,969	41,721
Surrenders (note 6)	(30,373)	(38,516)	(1,187,690)	(1,391,602)	(19,844)	(1,473)	(22,868)	(5,790)
Death benefits (note 4)	-	-	(140,035)	(11,651)	-	-	-	-
Net policy repayments (loans) (note 5)	2,146	5,405	58,627	80,628	(153)	(811)	(2,687)	433
Deductions for surrender charges (note 2d)	-	-	-	(413)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,817)	(26,807)	(620,472)	(1,066,822)	(5,026)	(7,895)	(8,401)	(7,357)
Asset charges (note 3):
MSP contracts	(31)	(75)	(3,609)	(10,364)	-	-	-	-
SL contracts or LSFP contracts	(39)	(75)	(9,363)	(17,841)	(95)	(419)	(18)	(21)
Adjustments to maintain reserves	46	(135)	65	(619)	19	(96)	32	(99)

Net equity transactions	(355,811)	(229,939)	(13,512,623)	(2,135,288)	(140,456)	(15,520)	(19,284)	32,665

Net change in contract owners’ equity	(316,791)	(527,997)	(8,941,046)	(15,914,555)	(113,664)	(141,867)	1,337	(19,714)
Contract owners’ equity beginning of period	326,183	854,180	12,115,734	28,030,289	136,784	278,651	80,487	100,201

Contract owners’ equity end of period	$9,392	326,183	3,174,688	12,115,734	23,120	136,784	81,824	80,487

CHANGES IN UNITS:
Beginning units	26,201	38,612	711,690	785,552	19,235	21,108	8,901	6,674
Units purchased	1,422	1,478	61,116	105,357	651	1,080	1,924	3,318
Units redeemed	(27,065)	(13,889)	(590,986)	(179,219)	(17,691)	(2,953)	(3,424)	(1,091)

Ending units	558	26,201	181,820	711,690	2,195	19,235	7,401	8,901

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMSRS		OVMS		OVGR		OVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,422	5,442	(36,811)	235,502	(12,361)	(34,756)	(24,687)	383,601
Realized gain (loss) on investments	(31,315)	(8,400)	(722,147)	(331,150)	59,339	339,049	(999,223)	(206,549)
Change in unrealized gain (loss) on investments	97,758	(191,453)	1,981,232	(5,786,944)	2,018,895	(4,853,585)	1,397,183	(4,036,010)
Reinvested capital gains	-	25,299	-	713,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,865	(169,112)	1,222,274	(5,168,691)	2,065,873	(4,549,292)	373,273	(3,858,958)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,751	27,700	436,879	585,480	483,068	527,843	401,566	453,034
Transfers between funds	(23,489)	24,207	(186,810)	(303,726)	(87,333)	(326,922)	(459,411)	(460,068)
Surrenders (note 6)	(8,623)	(72,312)	(783,688)	(796,755)	(579,308)	(456,484)	(687,393)	(662,375)
Death benefits (note 4)	-	(10,994)	(141,617)	(49,655)	(71,402)	(43,763)	(161,576)	(85,657)
Net policy repayments (loans) (note 5)	4,787	6,841	115,605	62,444	54,917	(30,451)	299,521	(17,023)
Deductions for surrender charges (note 2d)	-	-	(626)	-	(4,265)	(661)	(970)	(276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,525)	(17,750)	(501,653)	(561,282)	(459,385)	(488,499)	(356,088)	(471,122)
Asset charges (note 3):
MSP contracts	(83)	(102)	(3,448)	(5,985)	(2,271)	(3,462)	(3,763)	(5,911)
SL contracts or LSFP contracts	(12)	(77)	(841)	(2,126)	(1,882)	(3,237)	(1,969)	(5,372)
Adjustments to maintain reserves	49	(147)	292	(449)	107	(243)	118	(799)

Net equity transactions	(18,145)	(42,634)	(1,065,907)	(1,072,054)	(667,754)	(825,879)	(969,965)	(1,255,569)

Net change in contract owners’ equity	52,720	(211,746)	156,367	(6,240,745)	1,398,119	(5,375,171)	(596,692)	(5,114,527)
Contract owners’ equity beginning of period	251,446	463,192	6,321,935	12,562,680	5,134,821	10,509,992	5,709,106	10,823,633

Contract owners’ equity end of period	$304,166	251,446	6,478,302	6,321,935	6,532,940	5,134,821	5,112,414	5,709,106

CHANGES IN UNITS:
Beginning units	23,325	25,882	375,146	421,302	504,124	559,388	380,913	435,076
Units purchased	2,985	4,589	25,347	33,220	65,885	95,331	33,202	25,534
Units redeemed	(4,719)	(7,146)	(79,722)	(79,376)	(123,420)	(150,595)	(95,013)	(79,697)

Ending units	21,591	23,325	320,771	375,146	446,589	504,124	319,102	380,913

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVGS		OVHI3		OVHI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$92,545	64,062	285,003	254,770	(524)	5,736	(252)	23,417
Realized gain (loss) on investments	(302,676)	(38,743)	109,741	890,878	(111,237)	(16,997)	(48,614)	(39,633)
Change in unrealized gain (loss) on investments	2,101,638	(3,833,736)	4,426,591	(14,677,210)	135,141	(111,625)	63,913	(253,539)
Reinvested capital gains	118,131	440,445	350,108	1,699,138	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,009,638	(3,367,972)	5,171,443	(11,832,424)	23,380	(122,886)	15,047	(269,755)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,002,423	1,117,869	220	(3,495)	19,666	18,810	3,409	3,411
Transfers between funds	(108,866)	(233,099)	(861,103)	(1,518,166)	85,737	61,315	(5,578)	(79,716)
Surrenders (note 6)	(648,541)	(619,788)	(1,463,831)	(1,474,058)	(39,687)	(2,916)	(3,103)	(6,946)
Death benefits (note 4)	(24,893)	(37,387)	(430,834)	(166,282)	-	-	-	-
Net policy repayments (loans) (note 5)	326,759	408,024	(167,745)	(383,499)	26,045	433	(326)	(8,296)
Deductions for surrender charges (note 2d)	-	(170)	(4,426)	(422)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(454,271)	(400,832)	(823,738)	(926,388)	(7,434)	(6,048)	(3,686)	(13,684)
Asset charges (note 3):
MSP contracts	(1,090)	(1,695)	(7,421)	(10,538)	(65)	(71)	(80)	(299)
SL contracts or LSFP contracts	(1,205)	(1,752)	(3,121)	(5,433)	-	-	(67)	(357)
Adjustments to maintain reserves	71	(171)	278	(839)	(9)	(296)	13	(107)

Net equity transactions	90,387	230,999	(3,761,721)	(4,489,120)	84,253	71,227	(9,418)	(105,994)

Net change in contract owners’ equity	2,100,025	(3,136,973)	1,409,722	(16,321,544)	107,633	(51,659)	5,629	(375,749)
Contract owners’ equity beginning of period	4,994,166	8,131,139	15,797,636	32,119,180	51,259	102,918	66,384	442,133

Contract owners’ equity end of period	$7,094,191	4,994,166	17,207,358	15,797,636	158,892	51,259	72,013	66,384

CHANGES IN UNITS:
Beginning units	564,201	546,620	649,618	777,386	25,357	10,694	23,367	33,128
Units purchased	134,786	159,895	2,352	17,662	48,590	17,267	1,090	314
Units redeemed	(122,303)	(142,314)	(155,636)	(145,430)	(11,644)	(2,604)	(4,218)	(10,075)

Ending units	576,684	564,201	496,334	649,618	62,303	25,357	20,239	23,367

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGI		OVSC		OVAG		PMVFBA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$17,316	16,796	1,163	772	(3,892)	(5,819)	520	-
Realized gain (loss) on investments	(172,947)	(1,864)	(113,308)	(55,522)	(64,898)	(2,162)	2,271	-
Change in unrealized gain (loss) on investments	381,743	(829,089)	350,389	(354,138)	256,856	(590,571)	(8,370)	-
Reinvested capital gains	-	103,443	-	52,671	-	-	2,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,112	(710,714)	238,244	(356,217)	188,066	(598,552)	(2,724)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,543	79,428	46,251	40,918	78,729	85,976	1,145	-
Transfers between funds	(116,356)	(94,002)	204,376	(273,881)	38,369	(49,406)	178,893	-
Surrenders (note 6)	(59,409)	(74,574)	(41,485)	(41,348)	(33,300)	(81,439)	-	-
Death benefits (note 4)	-	-	(1,642)	(16,422)	(1,799)	(557)	-	-
Net policy repayments (loans) (note 5)	(15,446)	610	787	(1,134)	(18,747)	49,526	(2,544)	-
Deductions for surrender charges (note 2d)	-	(351)	-	-	-	(249)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,025)	(75,959)	(42,985)	(38,810)	(82,124)	(80,252)	(1,820)	-
Asset charges (note 3):
MSP contracts	(1,367)	(1,996)	(53)	(69)	(120)	(269)	(27)	-
SL contracts or LSFP contracts	(257)	(614)	(183)	(350)	(85)	(130)	-	-
Adjustments to maintain reserves	40	(133)	52	(146)	20	(79)	(34)	-

Net equity transactions	(162,277)	(167,591)	165,118	(331,242)	(19,057)	(76,879)	175,613	-

Net change in contract owners’ equity	63,835	(878,305)	403,362	(687,459)	169,009	(675,431)	172,889	-
Contract owners’ equity beginning of period	1,083,468	1,961,773	505,442	1,192,901	604,276	1,279,707	-	-

Contract owners’ equity end of period	$1,147,303	1,083,468	908,804	505,442	773,285	604,276	172,889	-

CHANGES IN UNITS:
Beginning units	156,989	174,176	40,422	59,084	174,953	187,576	-	-
Units purchased	15,235	16,494	18,964	5,322	46,449	29,164	16,215	-
Units redeemed	(42,287)	(33,681)	(6,107)	(23,984)	(50,335)	(41,787)	(396)	-

Ending units	129,937	156,989	53,279	40,422	171,067	174,953	15,819	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVLDA		PVGIB		PVTIGB		PVTVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$8,048	-	1,008	1,642	(1,310)	5,833	(958)	(167)
Realized gain (loss) on investments	7,261	-	(7,476)	(26,388)	(190,014)	(15,704)	(1,222)	(2,398)
Change in unrealized gain (loss) on investments	(47,264)	-	19,983	(28,723)	248,181	(253,636)	172,708	(22,668)
Reinvested capital gains	61,353	-	-	18,045	-	60,435	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,398	-	13,515	(35,424)	56,857	(203,072)	170,528	(25,233)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,430	-	5,256	4,129	17,214	20,815	57,004	3,155
Transfers between funds	1,654,036	-	(436)	(21,155)	(53,828)	(28,434)	404,222	(4,440)
Surrenders (note 6)	(28,764)	-	(4,246)	-	(38,887)	(44,085)	(1,472)	(6,818)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(94,048)	-	12	(2,046)	(2,234)	8,290	(4,284)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,973)	-	(4,243)	(5,017)	(16,138)	(16,970)	(19,986)	(4,541)
Asset charges (note 3):
MSP contracts	(247)	-	-	-	-	-	(132)	(133)
SL contracts or LSFP contracts	-	-	-	-	(43)	(63)	(68)	(47)
Adjustments to maintain reserves	(201)	-	29	(76)	33	(91)	42	(104)

Net equity transactions	1,525,233	-	(3,628)	(24,165)	(93,883)	(60,538)	435,326	(12,928)

Net change in contract owners’ equity	1,554,631	-	9,887	(59,589)	(37,026)	(263,610)	605,854	(38,161)
Contract owners’ equity beginning of period	-	-	46,637	106,226	240,559	504,169	35,464	73,625

Contract owners’ equity end of period	$1,554,631	-	56,524	46,637	203,533	240,559	641,318	35,464

CHANGES IN UNITS:
Beginning units	-	-	4,977	6,898	19,161	22,396	3,901	5,100
Units purchased	155,769	-	783	424	1,581	2,669	42,183	515
Units redeemed	(14,580)	-	(1,086)	(2,345)	(7,665)	(5,904)	(2,186)	(1,714)

Ending units	141,189	-	4,674	4,977	13,077	19,161	43,898	3,901

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRBCG2		TREI2		TRLT2		VWBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,033)	(3,079)	12,637	22,229	33,492	34,081	91,843	273,928
Realized gain (loss) on investments	(102,921)	(62,852)	(176,347)	(113,773)	35,744	(6,980)	(55,525)	(117,440)
Change in unrealized gain (loss) on investments	411,120	(314,438)	404,989	(538,011)	38,155	(40,878)	108,778	(95,471)
Reinvested capital gains	-	-	-	42,804	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	304,166	(380,369)	241,279	(586,751)	107,391	(13,777)	145,096	61,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,016	38,009	45,948	66,890	11,824	173,789	85,438	108,224
Transfers between funds	249,640	256,809	201,782	149,358	(1,506,941)	997,833	(251,923)	207,377
Surrenders (note 6)	(26,624)	(19,950)	(60,005)	(116,663)	(9,750)	(666)	(161,620)	(188,823)
Death benefits (note 4)	-	-	-	(10,860)	-	-	(6,045)	(19,682)
Net policy repayments (loans) (note 5)	(2,907)	(12,084)	(19,004)	(16,082)	(3,803)	(961)	(2,195)	(67,490)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,403)	(25,118)	(66,288)	(62,595)	(63,957)	(51,840)	(172,892)	(154,769)
Asset charges (note 3):
MSP contracts	(158)	(280)	(45)	(68)	(141)	(115)	(1,073)	(1,904)
SL contracts or LSFP contracts	(55)	(62)	(140)	(362)	(158)	(144)	(191)	(297)
Adjustments to maintain reserves	60	(144)	29	(100)	135	(170)	190	(354)

Net equity transactions	222,569	237,180	102,277	9,518	(1,572,791)	1,117,726	(510,311)	(117,718)

Net change in contract owners’ equity	526,735	(143,189)	343,556	(577,233)	(1,465,400)	1,103,949	(365,215)	(56,701)
Contract owners’ equity beginning of period	526,514	669,703	937,459	1,514,692	1,500,896	396,947	3,183,784	3,240,485

Contract owners’ equity end of period	$1,053,249	526,514	1,281,015	937,459	35,496	1,500,896	2,818,569	3,183,784

CHANGES IN UNITS:
Beginning units	67,158	48,770	115,290	118,142	136,079	36,256	141,973	152,430
Units purchased	36,004	24,943	30,636	25,941	2,352	105,304	7,136	24,032
Units redeemed	(7,902)	(6,555)	(19,561)	(28,793)	(135,487)	(5,481)	(27,371)	(34,489)

Ending units	95,260	67,158	126,365	115,290	2,944	136,079	121,738	141,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHA		WRASP		SVDF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,821)	(44,508)	(30,954)	(47,448)	(1,478)	-	(17,392)	(40,919)
Realized gain (loss) on investments	(2,812,387)	(766,696)	(823,411)	878,227	2,617	-	451,192	302,092
Change in unrealized gain (loss) on investments	6,703,119	(11,625,758)	4,897,070	(10,427,706)	66,440	-	584,502	(4,172,398)
Reinvested capital gains	364,335	4,614,460	45,887	2,230,752	11,582	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,234,246	(7,822,502)	4,088,592	(7,366,175)	79,161	-	1,018,302	(3,911,225)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	421,617	384,120	727,325	406,903	30,571	-	163,019	292,856
Transfers between funds	781,019	(1,656,316)	1,642,278	421,092	1,191,497	-	(5,065,427)	23,032
Surrenders (note 6)	(379,228)	(612,874)	(870,843)	(884,774)	(34,077)	-	(243,213)	(316,597)
Death benefits (note 4)	(4,815)	(14,697)	(42,652)	(124,529)	-	-	(5,178)	(12,879)
Net policy repayments (loans) (note 5)	(144,106)	(182,129)	(89,836)	(337,743)	2,359	-	43,149	(94,283)
Deductions for surrender charges (note 2d)	-	(3,545)	-	-	-	-	-	(62)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(334,971)	(330,611)	(455,133)	(494,629)	(13,324)	-	(193,327)	(315,059)
Asset charges (note 3):
MSP contracts	(3,064)	(3,464)	(4,568)	(7,192)	(131)	-	(816)	(2,051)
SL contracts or LSFP contracts	(2,288)	(4,557)	(1,261)	(2,137)	-	-	(274)	(362)
Adjustments to maintain reserves	658	(488)	225	(6,828)	7	-	551	(499)

Net equity transactions	334,822	(2,424,561)	905,535	(1,029,837)	1,176,902	-	(5,301,516)	(425,904)

Net change in contract owners’ equity	4,569,068	(10,247,063)	4,994,127	(8,396,012)	1,256,063	-	(4,283,214)	(4,337,129)
Contract owners’ equity beginning of period	3,879,432	14,126,495	7,354,615	15,750,627	-	-	4,684,292	9,021,421

Contract owners’ equity end of period	$8,448,500	3,879,432	12,348,742	7,354,615	1,256,063	-	401,078	4,684,292

CHANGES IN UNITS:
Beginning units	362,729	462,678	265,366	305,020	-	-	204,783	219,312
Units purchased	72,855	27,773	56,959	24,911	109,477	-	10,239	16,840
Units redeemed	(66,108)	(127,722)	(32,402)	(64,565)	(4,164)	-	(190,291)	(31,369)

Ending units	369,476	362,729	289,923	265,366	105,313	-	24,731	204,783

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(66,698)	338,413	(303)	-	39,730	69,809	7,725	6,743
Realized gain (loss) on investments	(8,320,287)	(1,054,048)	11,345	-	174,949	272,365	(200,469)	(3,387)
Change in unrealized gain (loss) on investments	13,359,229	(16,836,194)	11,001	-	302,922	(3,273,541)	291,127	(311,364)
Reinvested capital gains	-	5,761,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,972,244	(11,790,124)	22,043	-	517,601	(2,931,367)	98,383	(308,008)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	669,169	1,207,952	23,718	-	180,516	259,226	22,676	31,502
Transfers between funds	(18,461,490)	(968,586)	100,440	-	(4,291,976)	(294,235)	(418,701)	(51,220)
Surrenders (note 6)	(986,376)	(1,782,655)	(375)	-	(157,488)	(287,519)	(19,953)	(44,625)
Death benefits (note 4)	(188,066)	(124,210)	-	-	(12,773)	(8,170)	-	(1,506)
Net policy repayments (loans) (note 5)	221,411	(199,686)	(1,705)	-	50,774	(38,576)	9,815	16,835
Deductions for surrender charges (note 2d)	(3,871)	(562)	-	-	(285)	(2,332)	(7)	(25)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(807,764)	(1,324,857)	(2,638)	-	(187,843)	(311,117)	(25,726)	(26,272)
Asset charges (note 3):
MSP contracts	(2,606)	(6,041)	(2)	-	(1,481)	(3,692)	(178)	(284)
SL contracts or LSFP contracts	(2,205)	(3,544)	-	-	(869)	(2,329)	(247)	(497)
Adjustments to maintain reserves	162	(1,430)	1	-	(38,083)	(288)	2,937	(212)

Net equity transactions	(19,561,636)	(3,203,619)	119,439	-	(4,459,508)	(689,032)	(429,384)	(76,304)

Net change in contract owners’ equity	(14,589,392)	(14,993,743)	141,482	-	(3,941,907)	(3,620,399)	(331,001)	(384,312)
Contract owners’ equity beginning of period	16,581,833	31,575,576	-	-	3,941,907	7,562,306	331,360	715,672

Contract owners’ equity end of period	$1,992,441	16,581,833	141,482	-	-	3,941,907	359	331,360

CHANGES IN UNITS:
Beginning units	588,080	660,648	-	-	356,969	403,012	44,035	50,130
Units purchased	24,249	34,331	11,204	-	17,499	32,557	3,071	5,869
Units redeemed	(477,790)	(106,899)	(447)	-	(374,468)	(78,600)	(47,072)	(11,964)

Ending units	134,539	588,080	10,757	-	-	356,969	34	44,035

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF

	2009	2008

Investment activity:
Net investment income (loss)	$(725)	(4,548)
Realized gain (loss) on investments	(289,267)	1,758
Change in unrealized gain (loss) on investments	299,926	(493,174)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,934	(495,964)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,166	48,533
Transfers between funds	(475,798)	(97,662)
Surrenders (note 6)	(22,839)	(156,351)
Death benefits (note 4)	-	(25,084)
Net policy repayments (loans) (note 5)	1,547	58,777
Deductions for surrender charges (note 2d)	-	(120)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,104)	(41,983)
Asset charges (note 3):
MSP contracts	(68)	(349)
SL contracts or LSFP contracts	(50)	(267)
Adjustments to maintain reserves	17	(74)

Net equity transactions	(498,129)	(214,580)

Net change in contract owners’ equity	(488,195)	(710,544)
Contract owners’ equity beginning of period	488,195	1,198,739

Contract owners’ equity end of period	$-	488,195

CHANGES IN UNITS:
Beginning units	126,290	166,784
Units purchased	4,489	15,503
Units redeemed	(130,779)	(55,997)

Ending units	-	126,290

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Clover Value Fund II - Primary Shares (FALF)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,314,954 and $2,621,205, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a Specified Amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2009:

	Total	MLVGA2	CSIEF3	WSCP	JABS

Single Premium issue prior to April 16, 1990	$3,559	-	-	-	-
Single Premium issue after to April 16, 1990	447,094	-	16	2,699	-
Multiples Payment and Flexible Premium contracts	2,697,675	1,358	10	27,151	3,521
Variable Executive Life	10,083	-	-	56	-

Total	3,158,411	1,358	26	29,906	3,521

	JACAS	JAGTS	JARLCS	JAIGS2	JAIGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,151	1,076	-	-	5,588
Multiples Payment and Flexible Premium contracts	17,594	3,834	256	22,622	7,549
Variable Executive Life	27	29	-	82	24

Total	20,772	4,939	256	22,704	13,161

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE

Single Premium issue prior to April 16, 1990	-	-	-	113	-
Single Premium issue after to April 16, 1990	-	-	-	2,205	5,939
Multiples Payment and Flexible Premium contracts	947	6,938	2,026	7,080	18,876
Variable Executive Life	-	-	46	-	80

Total	947	6,938	2,072	9,398	24,895

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	63	15	4,736	6,563	6,344
Variable Executive Life	-	-	-	-	-

Total	63	15	4,736	6,563	6,344

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	5,498
Multiples Payment and Flexible Premium contracts	7,179	3,301	406	10,041	3,963
Variable Executive Life	17	-	-	17	-

Total	7,196	3,301	406	10,058	9,461

	GEM3	GVGU1	GIG	GIG3	GEF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,114	1,778	-	-
Multiples Payment and Flexible Premium contracts	13,835	2,726	3,554	7,600	82
Variable Executive Life	15	-	27	53	-

Total	13,850	4,840	5,359	7,653	82

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	27,560	48	472	889	1,121
Variable Executive Life	117	-	-	-	-

Total	27,677	48	472	889	1,121

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	174
Multiples Payment and Flexible Premium contracts	477	3,128	914	870	239
Variable Executive Life	-	-	-	-	-

Total	477	3,128	914	870	413

	NVLCP1	TRF	GVGF1	GBF	CAF

Single Premium issue prior to April 16, 1990	-	92	-	197	-
Single Premium issue after to April 16, 1990	-	9,920	970	32,253	1,668
Multiples Payment and Flexible Premium contracts	35	235,213	1,764	49,922	59,105
Variable Executive Life	-	590	-	4	102

Total	35	245,815	2,734	82,376	60,875

	GVGH1	GVGHS	GVIX6	GVIDA	NVDBL2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,247	-	-	2,843	-
Multiples Payment and Flexible Premium contracts	462	2,288	1,248	10,930	21
Variable Executive Life	-	-	-	-	-

Total	1,709	2,288	1,248	13,773	21

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	243	1,954	4,091	3,513
Multiples Payment and Flexible Premium contracts	60	5,255	19,356	23,445	14,080
Variable Executive Life	-	-	-	54	-

Total	60	5,498	21,310	27,590	17,593

	GVUS1	MCIF	SAM	NVMIG3	GVDIVI

Single Premium issue prior to April 16, 1990	-	-	483	-	-
Single Premium issue after to April 16, 1990	123	2,915	46,605	-	-
Multiples Payment and Flexible Premium contracts	1,055	18,284	107,307	11,019	1,453
Variable Executive Life	-	36	1,376	-	-

Total	1,178	21,235	155,771	11,019	1,453

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	321	-
Multiples Payment and Flexible Premium contracts	4,242	651	1,085	56,028	40,462
Variable Executive Life	-	8	3	105	25

Total	4,242	659	1,088	56,454	40,487

	SCGF	SCVF	SCF	MSBF	NVSTB2

Single Premium issue prior to April 16, 1990	-	123	89	-	-
Single Premium issue after to April 16, 1990	713	3,269	3,140	1,981	-
Multiples Payment and Flexible Premium contracts	3,459	17,864	72,767	5,032	4,402
Variable Executive Life	15	43	685	-	-

Total	4,187	21,299	76,681	7,013	4,402

	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,216	-	199	18	-
Multiples Payment and Flexible Premium contracts	858	1,596	2,231	8	12
Variable Executive Life	-	-	-	-	-

Total	2,074	1,596	2,430	26	12

	EIF	NVRE1	AMTB	AVBVI	AVCA

Single Premium issue prior to April 16, 1990	-	-	72	-	-
Single Premium issue after to April 16, 1990	-	3	4,365	-	-
Multiples Payment and Flexible Premium contracts	2,509	15,049	8,623	701	306
Variable Executive Life	-	67	70	3	-

Total	2,509	15,119	13,130	704	306

	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA

Single Premium issue prior to April 16, 1990	-	-	-	-	91
Single Premium issue after to April 16, 1990	-	-	-	5,687	9,746
Multiples Payment and Flexible Premium contracts	903	1,866	2,687	16,103	29,996
Variable Executive Life	-	-	-	-	92

Total	903	1,866	2,687	21,790	39,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	600	-	4,267	-	-
Multiples Payment and Flexible Premium contracts	7,120	6,419	9,669	6,015	4,195
Variable Executive Life	55	260	-	-	-

Total	7,775	6,679	13,936	6,015	4,195

	ACVU1	ACVV	ACVVS1	DVSCS	DSIF

Single Premium issue prior to April 16, 1990	-	-	-	-	116
Single Premium issue after to April 16, 1990	177	6,128	-	1,443	19,713
Multiples Payment and Flexible Premium contracts	805	27,791	2,307	3,647	170,221
Variable Executive Life	10	158	-	-	674

Total	992	34,077	2,307	5,090	190,724

	DSRG	DCAP	DSC	DGI	FVCA2P

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	941	6,228	-	1,028	-
Multiples Payment and Flexible Premium contracts	30,372	12,999	652	5,020	526
Variable Executive Life	-	-	-	14	-

Total	31,313	19,227	652	6,062	526

	FALF	FVMOS	FQB	FEIP	FHIP

Single Premium issue prior to April 16, 1990	-	-	-	501	219
Single Premium issue after to April 16, 1990	-	-	5,005	33,468	16,966
Multiples Payment and Flexible Premium contracts	230	1,508	5,340	173,141	46,518
Variable Executive Life	-	-	2	1,042	225

Total	230	1,508	10,347	208,152	63,928

	FAMP	FCP	FNRS2	FF10S	FF20S

Single Premium issue prior to April 16, 1990	172	-	-	-	-
Single Premium issue after to April 16, 1990	19,266	27,547	-	-	-
Multiples Payment and Flexible Premium contracts	60,038	180,283	17,547	2,072	3,511
Variable Executive Life	93	649	56	-	-

Total	79,569	208,479	17,603	2,072	3,511

	FF30S	FGOP	FGP	FHIPR	FIGBS

Single Premium issue prior to April 16, 1990	-	41	510	-	-
Single Premium issue after to April 16, 1990	-	533	34,293	-	-
Multiples Payment and Flexible Premium contracts	3,177	9,441	221,364	13,471	17,976
Variable Executive Life	-	-	1,293	47	26

Total	3,177	10,015	257,460	13,518	18,002

	FMCS	FOP	FOSR	FVSS	FTVIS2

Single Premium issue prior to April 16, 1990	-	217	-	-	-
Single Premium issue after to April 16, 1990	-	11,111	-	917	-
Multiples Payment and Flexible Premium contracts	33,409	31,002	19,948	3,257	3,734
Variable Executive Life	63	25	34	-	-

Total	33,472	42,355	19,982	4,174	3,734

	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	12,608	11,646	6,227	1,589	5,420
Variable Executive Life	-	-	28	-	-

Total	12,608	11,646	6,255	1,589	5,420

	FTVGI3	FTVFA2	AMBP	AMTG	AMGP

Single Premium issue prior to April 16, 1990	-	-	-	308	-
Single Premium issue after to April 16, 1990	-	-	-	7,295	362
Multiples Payment and Flexible Premium contracts	12,085	78	687	29,589	2,790
Variable Executive Life	181	2	-	49	-

Total	12,266	80	687	37,241	3,152

	AMINS	AMMCGS	AMTP	AMRS	AMFAS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	6,355	-	-
Multiples Payment and Flexible Premium contracts	574	942	32,501	299	402
Variable Executive Life	-	-	109	-	16

Total	574	942	38,965	299	418

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	AMSRS	OVMS	OVGR	OVB	OVGS3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	8,944	3,993	3,996	-
Multiples Payment and Flexible Premium contracts	1,379	27,860	26,686	20,691	30,873
Variable Executive Life	-	7	16	-	222

Total	1,379	36,811	30,695	24,687	31,095

	OVGS	OVHI3	OVHI	OVGI	OVSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	10,646	-	-	257	-
Multiples Payment and Flexible Premium contracts	71,110	524	252	4,114	3,595
Variable Executive Life	428	-	-	-	-

Total	82,184	524	252	4,371	3,595

	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	345	-	-	-	-
Multiples Payment and Flexible Premium contracts	3,547	270	1,831	297	1,310
Variable Executive Life	-	-	-	-	-

Total	3,892	270	1,831	297	1,310

	PVTVB	TRBCG2	TREI2	TRLT2	VWBF

Single Premium issue prior to April 16, 1990	-	-	-	-	124
Single Premium issue after to April 16, 1990	-	-	-	-	7,116
Multiples Payment and Flexible Premium contracts	1,667	3,993	5,241	5,795	11,045
Variable Executive Life	28	40	-	-	73

Total	1,695	4,033	5,241	5,795	18,358

	VWEM	VWHA	WRASP	SVDF	SVOF

Single Premium issue prior to April 16, 1990	-	-	-	-	91
Single Premium issue after to April 16, 1990	5,635	15,637	-	2,672	12,093
Multiples Payment and Flexible Premium contracts	24,136	38,355	1,907	14,720	54,511
Variable Executive Life	62	102	-	-	3

Total	29,833	54,094	1,907	17,392	66,698

	WFVSCG	WIEP	WVCP	SGRF

Single Premium issue prior to April 16, 1990	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,380	332	164
Multiples Payment and Flexible Premium contracts	246	9,932	1,435	561
Variable Executive Life	57	50	16	-

Total	303	12,362	1,783	725

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $28,174,896 and $24,207,234, respectively, and total transfers from the Account to the fixed account were $28,764,656 and $31,489,904, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$647,758,161	0	$647,758,161
Net Accounts Payable of $16,934 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,202,439	$185,529
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,951,321	937,752
U.S. Equity Flex I Portfolio (WSCP)	177,677	846,867
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	869,487	416,446
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	2,098,987	1,370,753
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	812,816	350,096
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	19,101	154,941
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	1,588,241	1,464,071
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,687,285	1,541,578
Investors Growth Stock Series - Initial Class (MIGIC)	57,638	16,662
Value Series - Initial Class (MVFIC)	405,924	814,581
Core Plus Fixed Income Portfolio - Class I (MSVFI)	45,976	691,641
Emerging Markets Debt Portfolio - Class I (MSEM)	1,302,394	1,586,012
U.S. Real Estate Portfolio - Class I (MSVRE)	493,086	18,412,277
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	34,153	319
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	10,869	654
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	17,310	841
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	274,946	432,363
American Funds NVIT Bond Fund - Class II (GVABD2)	368,978	208,623
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	788,587	870,480
American Funds NVIT Growth Fund - Class II (GVAGR2)	619,575	423,929
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	152,430	103,594
Federated NVIT High Income Bond Fund - Class I (HIBF)	13,060	10,360
Federated NVIT High Income Bond Fund - Class III (HIBF3)	3,921,357	1,796,696
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	944,107	1,143,409
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	688,250	3,248,155
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	146,927	810,419
Gartmore NVIT International Equity Fund - Class I (GIG)	157,730	651,191
Gartmore NVIT International Equity Fund - Class III (GIG3)	3,924,462	503,112
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	69,585	169
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,377,532	1,257,356
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	30,747	1,690
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	53,063	112,587
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	122,589	21,355
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	140,727	57,556
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	160,473	65,359
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	453,674	96,855
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	91,844	30,799
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	378,796	20,125
NVIT Core Bond Fund - Class I (NVCBD1)	291,410	167,592
NVIT Core Plus Bond Fund - Class I (NVLCP1)	27,004	7,581
NVIT Fund - Class I (TRF)	739,566	12,532,832
NVIT Global Financial Services Fund - Class I (GVGF1)	260,048	456,813
NVIT Government Bond Fund - Class I (GBF)	1,926,169	5,431,118
NVIT Growth Fund - Class I (CAF)	189,657	1,954,463
NVIT Health Sciences Fund - Class I (GVGH1)	72,613	379,784
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NVIT Health Sciences Fund - Class III (GVGHS)	169,266	512,508
NVIT International Index Fund - Class VI (GVIX6)	327,742	197,751
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,002,999	2,603,759
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	42,524	87
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	19,967	2,409
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	629,285	373,143
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	674,022	1,075,612
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	685,419	1,310,081
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	408,439	508,653
NVIT Leaders Fund - Class I (GVUS1)	27,721	490,324
NVIT Mid Cap Index Fund - Class I (MCIF)	1,114,090	1,815,269
NVIT Money Market Fund - Class I (SAM)	11,344,718	24,437,329
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	5,525,859	767,293
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	5,890	77,296
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	223,173	613,215
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	339,555	61,308
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	423,253	109,409
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	24,805,073	1,470,790
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,518,129	1,337,298
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	234,639	848,559
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	165,264	1,975,509
NVIT Multi-Manager Small Company Fund - Class I (SCF)	605,847	4,384,146
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,454,278	1,220,838
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,662,830	695,176
NVIT Technology & Communications Fund - Class I (GGTC)	311,617	367,099
NVIT Technology & Communications Fund - Class III (GGTC3)	282,168	330,212
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	74,299	426,216
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	30,634	24,767
Templeton NVIT International Value Fund - Class III (NVTIV3)	12,352	100
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	44,512	143,933
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	7,284,817	620,811
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	976,278	1,311,229
V.I. Basic Value Fund - Series I (AVBVI)	215,489	771,215
V.I. Capital Appreciation Fund - Series I (AVCA)	21,271	34,463
V.I. Capital Development Fund - Series I (AVCDI)	63,521	148,930
VPS Growth and Income Portfolio - Class A (ALVGIA)	136,765	609,852
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	192,868	390,348
VP Balanced Fund - Class I (ACVB)	479,254	1,062,260
VP Capital Appreciation Fund - Class I (ACVCA)	375,831	10,352,276
VP Income & Growth Fund - Class I (ACVIG)	143,755	602,184
VP Inflation Protection Fund - Class II (ACVIP2)	1,076,128	854,577
VP International Fund - Class I (ACVI)	143,567	4,122,000
VP International Fund - Class III (ACVI3)	180,576	3,317,563
VP Mid Cap Value Fund - Class I (ACVMV1)	281,631	395,956
VP Ultra(R) Fund - Class I (ACVU1)	22,847	489,862
VP Value Fund - Class I (ACVV)	650,366	2,473,584
VP Vista(SM) Fund - Class I (ACVVS1)	48,871	1,753,138
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	546,148	558,440
Stock Index Fund, Inc. - Initial Shares (DSIF)	4,630,017	8,784,256
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	120,210	1,333,631
Appreciation Portfolio - Initial Shares (DCAP)	756,695	828,230
Developing Leaders Portfolio - Initial Shares (DSC)	59,106	175,915
Growth and Income Portfolio - Initial Shares (DGI)	34,342	273,131
Capital Appreciation Fund II - Primary Shares (FVCA2P)	149,100	134,852
Clover Value Fund II - Primary Shares (FALF)	4,583	120,322
Market Opportunity Fund II - Service Shares (FVMOS)	277,866	224,084
Quality Bond Fund II - Primary Shares (FQB)	1,471,356	957,807
Equity-Income Portfolio - Initial Class (FEIP)	1,083,794	10,329,629
High Income Portfolio - Initial Class (FHIP)	1,606,272	3,854,714
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	477,828	3,629,281
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	1,167,955	11,557,028
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	932,696	1,737,061
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	154,927	571,372
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	130,328	345,406
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	94,910	77,373
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	185,340	679,713
VIP Fund - Growth Portfolio - Initial Class (FGP)	463,063	10,995,466
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,643,554	1,149,464
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	2,024,011	999,266
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,074,302	2,426,936
VIP Fund - Overseas Portfolio - Initial Class (FOP)	191,744	1,212,500
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	759,113	1,174,408
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	537,528	647,368
Franklin Income Securities Fund - Class 2 (FTVIS2)	427,569	423,926
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	290,043	1,392,109
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	529,380	776,930
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	709,420	834,739
Templeton Foreign Securities Fund - Class 1 (TIF)	27,733	206,304
Templeton Foreign Securities Fund - Class 3 (TIF3)	310,883	1,293,553
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	975,335	1,260,415
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	31,198	13,860
Balanced Portfolio - I Class Shares (AMBP)	17,447	269,635
Growth Portfolio - I Class Shares (AMTG)	123,878	7,885,229
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

Guardian Portfolio - I Class Shares (AMGP)		91,942	1,272,624
International Portfolio - S Class Shares (AMINS)		6,479	361,163
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)		31,158	557,829
Partners Portfolio- I Class Shares (AMTP)		587,536	22,739,197
Regency Portfolio - S Class Shares (AMRS)		5,477	239,805
Small-Cap Growth Portfolio - S Class Shares (AMFAS)		19,506	61,713
Socially Responsive Portfolio - I Class Shares (AMSRS)		35,072	80,160
Balanced Fund/VA - Non-Service Shares (OVMS)		74,473	1,899,523
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		223,293	844,262
Core Bond Fund/VA - Non-Service Shares (OVB)		267,646	2,262,125
Global Securities Fund/VA - Class 3 (OVGS3)		1,043,865	1,045,587
Global Securities Fund/VA - Non-Service Shares (OVGS)		722,568	3,739,958
High Income Fund/VA - Class 3 (OVHI3)		152,115	179,845
High Income Fund/VA - Non-Service Shares (OVHI)		3,128	61,426
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		238,599	556,557
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)		357,001	304,080
MidCap Fund/VA - Non-Service Shares (OVAG)		98,393	186,271
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)		275,288	93,995
Low Duration Portfolio - Administrative Class (PMVLDA)		1,757,796	155,699
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		4,353	14,477
Putnam VT International Equity Fund - IB Shares (PVTIGB)		144,403	429,645
Putnam VT Voyager Fund - IB Shares (PVTVB)		508,096	74,992
Blue Chip Growth Portfolio - II (TRBCG2)		434,663	319,109
Equity Income Portfolio - II (TREI2)		332,741	394,220
Limited-Term Bond Portfolio - II (TRLT2)		880,334	2,384,009
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)		487,827	961,979
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		2,520,252	4,655,044
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		3,672,439	3,575,729
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		1,268,004	78,389
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		55,476	4,923,818
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)		197,637	28,147,107
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)		189,082	58,601
International Equity Flex I Portfolio (obsolete) (WIEP)		112,461	4,357,419
International Equity Flex II Portfolio (obsolete) (WVCP)		63,413	685,982
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)		84,510	872,651

	Total	$168,586,709	$306,787,065

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	11,131	$12.182592	$135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

,	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.00%	72,366	$4.757691	$344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	5/1/2006
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	5/1/2006
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.00%	45,724	$15.292392	$699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
Value Series - Initial Class (MVFIC)
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.00%	12,742	$25.290832	$322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	5/1/2006
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	5/1/2006
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	7,087	$10.970085	$77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	5/1/2006
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	5/1/2006
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	5/1/2006
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	5/1/2006
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	5/1/2006
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	13,384	$12.632602	$169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	5/2/2005
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	5/2/2005
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	5/2/2005
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	5/2/2005
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	11,222	$17.873386	$200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.50%	3,846	$8.059273	$30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2009	0.00%	179,695	$18.174730	$3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Growth Fund - Class I (CAF)
2009	0.00%	80,041	$12.643680	$1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%
2005	1.30%	286	12.713706	3,636	0.00%	7.04%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	5/2/2005
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	5/2/2005
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	21,817	$8.793694	$191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	5/1/2006
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	92,413	$13.630962	$1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	3,522	$12.049802	$42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	32,180	$8.379106	$269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	5/2/2005
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	5/2/2005
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	115,105	$7.982859	$918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	12,961	$16.140130	$209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	1,823	3.325931	6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	4,024	$12.888766	$51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	5/2/2005
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	5/2/2005
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	65,646	$7.388147	$485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	3,822	$16.042234	$61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
VP Balanced Fund - Class I (ACVB)
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2009	0.00%	13,421	$17.505890	$234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	22,549	$13.385524	$301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
VP International Fund - Class I (ACVI)
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
VP International Fund - Class III (ACVI3)
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	5/2/2005
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	5/2/2005
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	5/2/2005
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	5/2/2005
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	5/2/2005
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.00%	2,677	$10.457353	$27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%
VP Value Fund - Class I (ACVV)
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	5/2/2005
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	23,938	$13.569574	$324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	53,869	$15.985658	$861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.50%	4,369	$13.059781	$57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
Clover Value Fund II - Primary Shares (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.00%	200,574	$19.689180	$3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
High Income Portfolio - Initial Class (FHIP)
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.00%	179,893	$29.787895	$5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	5/2/2005
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	5/2/2005
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	5/2/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	5/2/2005
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	5/2/2005
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	469	$11.867504	$5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	5/2/2005
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	5/2/2005
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	5/2/2005
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.00%	206,766	$16.928202	$3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.00%	52,438	$18.585431	$974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	5/2/2005
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	5/2/2005
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	9,101	$11.100337	$101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	5/1/2006
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	5/1/2006
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	5/2/2005
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	5/2/2005
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.00%	176	$20.155256	$3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	5/2/2005
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	5/2/2005
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	5/2/2005
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	5/2/2005
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008
Balanced Portfolio - I Class Shares (AMBP)
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2009	0.00%	49,082	$16.741370	$821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%
International Portfolio - S Class Shares (AMINS)
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	5/2/2005
2005	0.50%	490	11.711411	5,739	0.22%	17.11%	5/2/2005
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2009	0.00%	558	$16.830660	$9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
Partners Portfolio - I Class Shares (AMTP)
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
Regency Portfolio - S Class Shares (AMRS)
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	5/2/2005
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	5/2/2005
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	984	$14.587514	$14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.00%	77,718	$12.946581	$1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	5/2/2005
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	5/2/2005
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	5/2/2005
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	3,525	$2.584961	$9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.00%	5,414	$4.851779	$26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	3,029	$15.109296	$45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	5/2/2005
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	5/2/2005
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	5/2/2005
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	5/2/2005
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	5/2/2005
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	0.00%	7,706	$21.116276	$162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	7,118	$11.965580	$85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	$10.593841	$523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718
2007	Contract owners equity:				$1,012,602,409
2006	Contract owners equity:				$980,827,120
2005	Contract owners equity:				$929,399,760
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account – 2 (033-62795)) and hereby incorporated by reference.

b)	Not Applicable

c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.

d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

f)	Depositor ' s Certificate of Incorporation and By-Laws.

1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf1.htm " and hereby incorporated by reference.

2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf2.htm " and hereby incorporated by reference.

3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf3.htm " and hereby incorporated by reference.

g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.

h)
Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1,2003, as amended, under document "nwfpa99h12a.htm"

11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"

12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".

18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".

19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

21)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

22)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed, and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

23)
Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed April 22, 2008 with post-effective amendment number 21 with registration statement (033-60063), as document "creditsuissefpa.htm".

i)	Not Applicable

j)	Not Applicable

k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.

l)	Not Applicable

m)	Not Applicable

n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

o)	Not Applicable

p)	Not Applicable

q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document " exhibit_26q.htm " and is hereby incorporated by reference.

99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers ' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers ' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners ' Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company ' s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust ' s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company ' s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc. ' s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers ' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.	Principal Underwriter

(a)

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28 th   day of April , 2010 .

NATIONWIDE VLI SEPARATE ACCOUNT – 2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 28 th   day of April , 2010 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact